Document and Entity Information	15 Months Ended
Sep. 30, 2011
Document and Entity Information
Document Type	S-1
Amendment Flag	false
Document Period End Date	Sep 30, 2011
Trading Symbol	xdsl
Entity Registrant Name	MPHASE TECHNOLOGIES INC
Entity Central Index Key	0000825322
Current Fiscal Year End Date	--06-30
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

Consolidated Balance Sheets (USD $)	Sep. 30, 2011	Jun. 30, 2011	Jun. 30, 2010
CURRENT ASSETS
Cash	$ 87,297	$ 1,744	$ 228,437
Accounts Receivable	0	0	122,478
Stock subscription receivable	0	50,000	0
Inventory	101,302	102,532	98,807
Prepaid and other current assets	37,215	35,242	208,707
Current Portion, Notes receivable-	0	0	2,700,000
TOTAL CURRENT ASSETS	225,814	189,518	3,358,429
Property and equipment, net	46,936	45,114	62,311
Notes receivable, net of contra reserve for utilization of corresponding Convertible Debenture agreement with La Jolla of $600,000 at June 30, 2010 -	0	0	2,464,000
TOTAL ASSETS	272,750	234,632	5,884,740
CURRENT LIABILITIES
Accounts payable	754,526	735,145	539,444
Accrued expenses	199,416	162,038	390,203
Due to related parties	181,433	177,242	169,214
Notes payable, related parties	924,846	875,724	870,817
Short term notes	65,000	65,000	65,000
Accounts Payable and Accrued Expenses-Discontinued Activities	868,376	868,376	1,112,872
Current Portion, Long term debt	11,816	11,486	10,352
TOTAL CURRENT LIABILITIES	3,005,413	2,895,011	3,157,902
Long term portion Equipment loan	13,234	16,315	27,703
OTHER OBLIGATIONS CONVERTIBLE TO EQUITY-
Convertible debt derivative liability	953,218	1,664,575	5,966,149
Convertible debentures, net of discount of $2,628,739, $300,000 and $258,598 on June 30, 2010 & 2011 and September 30, 2011, respectively	1,350,701	1,250,505	4,577,710
COMMITMENTS AND CONTINGENCIES -	0	0	0
STOCKHOLDERS' DEFICIT
Common stock, par value $.01, 2,000,000,000, 6,000,000,000 and 6,000,000,000 shares authorized, 1,163,751,952 , 1,628,502,264 and 2,710,250,740 shares issued and outstanding at June 30, 2010 & 2011 and September 30, 2011, respectively	27,102,507	16,285,022	11,637,519
Additional paid in capital	169,004,373	172,775,132	174,683,294
Deferred Compensation	(325,546)	0	0
Deficit accumulated during development stage	(200,823,177)	(194,643,955)	(194,157,564)
Less-Treasury stock, 13,750 shares at cost	(7,973)	(7,973)	(7,973)
TOTAL STOCKHOLDERS' DEFICIT	(5,049,816)	(5,591,774)	(7,844,724)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 272,750	$ 234,632	$ 5,884,740

Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2011	Jun. 30, 2011	Jun. 30, 2010
Contra reserve for utilization of corresponding Convertible Debenture agreement with La Jolla for Notes Receivable	$ 0	$ 0	$ 600,000
Net Of Discount for Convertible Debentures	$ 258,598	$ 300,000	$ 2,628,739
Common Stock, Par Value Per Share	$ 0.01	$ 0.01	$ 0.01
Common Stock, Shares Authorized	6,000,000,000	6,000,000,000	2,000,000,000
Common Stock, Shares, Issued	2,710,250,740	1,628,502,264	1,163,751,952
Common Stock, Shares, Outstanding	2,710,250,740	1,628,502,264	1,163,751,952
Treasury Stock, Shares	13,750	13,750	13,750

Consolidated Statements of Operations (USD $)	3 Months Ended		12 Months Ended		177 Months Ended	180 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Sep. 30, 2011
REVENUES	$ 0	$ 28,808	$ 49,210	$ 354,157	$ 743,639	$ 743,639
COSTS AND EXPENSES
Cost of Sales	571	9,467	50,260	65,704	115,964	116,535
Research and Development (including non-cash stock related charges of $0, $0 and $205,733 for the three months ended September 30, 2010 & 2011 and inception to date respectively)	41,403	193,780	625,417	2,203,383	12,257,562	12,298,965
General and Administrative (including non-cash stock related charges of $62,945, $6,520,500 and $19,274,854 for the three months ended September 30, 2010 & 2011 and inception to date respectively)	6,888,462	522,994	1,823,178	1,844,776	27,230,052	34,118,514
Depreciation and Amortization	3,681	3,873	15,491	25,704	578,330	582,011
TOTAL COSTS AND EXPENSES	6,934,117	730,114	2,514,346	4,139,567	40,181,908	47,116,025
OPERATING LOSS	(6,934,117)	(701,306)	(2,465,136)	(3,785,410)	(39,438,269)	(46,372,386)
OTHER INCOME (EXPENSE)
Interest (Expense)	(70,690)	(29,940)	(141,335)	(786,805)	(2,627,585)	(2,698,275)
Net Reparation, Impairment and Other Income (Expense)	1,131	0	8,915	168,409	(6,584,112)	(6,582,981)
Net Credits (Charges) related to Convertible Debt	824,454	2,725,735	1,866,669	(2,961,939)	(1,450,176)	(625,722)
TOTAL OTHER INCOME (EXPENSE)	754,895	2,695,795	1,734,249	(3,580,335)	(10,661,873)	(9,906,978)
Income (Loss) From Continuing Operations, before Income Taxes	(6,179,222)	1,994,489	(730,887)	(7,365,745)	(50,100,142)	(56,279,364)
Income (Loss) From Discontinued Operations, Net of Income Taxes of $0 in 2010 and 2011, offset by benefit from tax loss carryforwards of $0 in 2010 and 2011 (including non-cash stock related charges of $0, $0 and $57,515,718 for the three months ended September 30, 2010 & 2011 and inception to date respectively)	0	0	244,496	0	(144,543,813)	(144,543,813)
Income Taxes	0	0	0	0	0	0
Net Income (Loss)	$ (6,179,222)	$ 1,994,489	$ (486,391)	$ (7,365,745)	$ (194,643,955)	$ (200,823,177)
Net loss per share from:
Continuing Operations-Basic	$ 0	$ 0
Discontinued Operations-Basic
Continuing Operations-Diluted		$ 0	$ 0	$ (0.01)
Discontinued Operations-Diluted
Weighted Average Number of Shares Outstanding;
Basic	2,053,984,273	1,189,554,845
Diluted		1,713,140,738	1,402,130,735	1,041,685,519

Consolidated Statements of Operations (Parenthetical) (USD $)	3 Months Ended		12 Months Ended		177 Months Ended	180 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Sep. 30, 2011
Research and Development Non-Cash Stock Related Charges	$ 0	$ 0	$ 0	$ 0	$ 205,733	$ 205,733
General and Administrative Non-Cash Stock Related Charges	6,520,500	62,945	62,945	34,313	12,754,354	19,274,854
Income Taxes for Income (Loss) From Discontinued Operations	0	0	0	0	0	0
Benefit from tax loss carryforwards	0	0	0	0	0	0
Non-cash stock related charges	$ 0	$ 0	$ 0	$ 0	$ 57,515,718	$ 57,515,718

Consolidated Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended		177 Months Ended	180 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Sep. 30, 2011
Cash Flow From Operating Activities:
Net Income (Loss) From Continuing Operations	$ (6,179,222)	$ 1,994,489	$ (730,887)	$ (7,365,745)	$ (50,100,142)	$ (56,279,364)
Net Income (Loss) From Disontinued Operations	0	0	244,496	0	(144,543,813)	(144,543,813)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	4,176	6,786	23,130	37,356	7,460,786	7,220,466
(Gain) loss on debt extinguishments	0	0	(257,911)	(147,238)	(1,342,519)	(1,098,023)
Non-cash charges relating to issuance of common stock, common stock options and warrants	6,520,500	62,945	126,945	34,313	70,378,689	76,899,189
Reparation charges	0	0	0	35,530	8,264,264	8,264,264
Derivative Value and Debt Discount charges	(824,454)	(2,725,735)	(1,883,669)	2,961,939	2,083,327	1,258,873
Write off of Granita Inventory/ Sovereign Investment	0	0	0	0	615,910	615,910
Other non cash charges including amortization of deferred compensation and beneficial conversion interest expense	17,845	0	0	669,276	2,712,901	2,730,746
Changes in assets and liabilities:
Accounts receivable	0	33,253	122,478	(76,413)	427,876	427,876
Inventories	1,230	(46,654)	(3,725)	(98,807)	(613,003)	(611,773)
Prepaid expenses and Other current assets	(1,214)	(39,757)	173,465	(55,071)	45,819	44,605
Other	0	0	0	0	906,535	906,535
Accounts payable, Accrued expenses, Deferred revenue	84,381	259,641	412,144	256,441	8,978,468	9,062,849
Due to/from related parties Microphase / Janifast//Lintel	4,191	(1,972)	8,028	(17,114)	5,500,801	5,504,992
Officers and Other	0	0	0	0	1,711,357	1,711,357
Net cash used in operating activities	(372,567)	(457,004)	(1,765,506)	(3,765,533)	(87,512,744)	(87,885,311)
Cash Flow from Investing Activities:
Payments related to patents and licensing rights	0	0	0	0	(450,780)	(450,780)
Purchase of fixed assets	(7,129)	(5,933)	(5,933)	(15,000)	(3,308,493)	(3,315,622)
Investment in Sovereign	0	0	0	0	(110,000)	(110,000)
Net Cash (used) in investing activities	(7,129)	(5,933)	(5,933)	(15,000)	(3,869,273)	(3,876,402)
Cash Flow from Financing Activities:
Proceeds from issuance of common stock, exercises of warrants, net of finders fees	122,000	0	215,500	225,000	83,139,379	83,261,379
Payment of short term notes & equipment loans	(2,751)	(2,456)	(10,254)	(6,993)	(1,298,799)	(1,301,550)
Advances from Microphase	0	0	0	0	347,840	347,840
Issuance of Convertible Debentures	325,000	0	0	500,000	766,500	1,091,500
Net Proceeds (Repayment) from notes payable related parties	21,000	0	(64,000)	(595,175)	(424,659)	(403,659)
Proceeds from the collection of Notes Receivable under securities purchase agreements	0	300,600	1,403,500	3,786,000	8,339,500	8,339,500
Sale of minority interest in Granita subsidiary	0	0	0	0	514,000	514,000
Net cash provided by financing activities	465,249	298,144	1,544,746	3,908,832	91,383,761	91,849,010
Net increase (decrease) in cash	85,553	(164,793)	(226,693)	128,299	1,744	87,297
CASH AND CASH EQUIVALENTS, beginning of period	1,744	228,437	228,437	100,138	0	0
CASH AND CASH EQUIVALENTS, end of period	$ 87,297	$ 63,644	$ 1,744	$ 228,437	$ 1,744	$ 87,297

CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) (USD $)	Common Stock [Member]	Treasury Stock [Member]	Additional Paid in Capital [Member]	Deferred Compensation, Share-based Payments [Member] [Member]	Accumulated Deficit [Member]	Total
Beginning Balance at Oct. 01, 1996	$ 11,404		$ 459,753
Beginning Balance (Shares) at Oct. 01, 1996	1,140,427
Issuance of common stock of Tecma Laboratories, Inc., for 100% of the Company.	66,000		(537,157)
Issuance of common stock of Tecma Laboratories, Inc., for 100% of the Company. (Shares)	6,600,000
Issuance of common stock, in private placement, net of offering costs of $138,931	5,943		752,531
Issuance of common stock, in private placement, net of offering costs of $138,931 (Shares)	594,270
Ending Balance at Jun. 30, 1997	83,347		675,127
Ending Balance (Shares) at Jun. 30, 1997	8,334,697
Issuance of common stock with warrants, in private placement, net of offering costs of $84,065	9,995		791,874
Issuance of common stock with warrants, in private placement, net of offering costs of $84,065 (Shares)	999,502
Issuance of common stock for services	3,000		147,000
Issuance of common stock for services (Shares)	300,000
Issuance of common stock in connection with investment in unconsolidated subsidiary	2,500		122,500
Issuance of common stock in connection with investment in unconsolidated subsidiary (Shares)	250,000
Repurchase of 13,750 shares of common stock		(7,973)
Issuance of common stock with warrants in private placement, net of offering costs of $121,138	10,955		659,191
Issuance of common stock with warrants in private placement, net of offering costs of $121,138 (Shares)	1,095,512
Issuance of common stock for financing services	1,000		(1,000)
Issuance of common stock for financing services (Shares)	100,000
Issuance of common stock in consideration for 100% of the common stock of Microphase Telecommunications, Inc.	25,000		1,685,000
Issuance of common stock in consideration for 100% of the common stock of Microphase Telecommunications, Inc. (Shares)	2,500,000
Ending Balance at Jun. 30, 1998	135,797	(7,973)	4,079,692
Ending Balance (Shares) at Jun. 30, 1998	13,579,711
Net Income					(22,838,344)	(22,838,344)
Issuance of common stock for services	15,993		8,744,873			8,760,866
Issuance of common stock for services (Shares)	1,599,332
Issuance of common stock with warrants in private placements, net of offering	31,200		2,981,800			3,013,000
Issuance of common stock with warrants in private placements, net of offering (Shares)	3,120,000
Issuance of common stock with warrants in private placement, net of offering_2	6,420		1,553,227			1,559,647
Issuance of common stock with warrants in private placement, net of offering_2 (Shares)						642,000
Issuance of common stock in private placement, net of offering costs of $679,311	44,267		10,343,167			10,387,434
Issuance of common stock in private placement, net of offering costs of $679,311 (Shares)	4,426,698
Issuance of stock options for services			7,129,890			7,129,890
Issuance of warrants for services			16,302			16,302
Deferred employee stock option compensation				(140,000)		(140,000)
Ending Balance at Jun. 30, 1999	233,677	(7,973)	34,848,951	(140,000)	(27,960,649)	6,974,006
Ending Balance (Shares) at Jun. 30, 1999	23,367,741
Net Income					(38,161,542)	(38,161,542)
Issuance of common stock for services	11,642		8,612,265			8,623,907
Issuance of common stock for services (Shares)	1,164,215
Issuance of stock options for services			9,448,100			9,448,100
Deferred employee stock option compensation			1,637,375	(1,637,375)
Issuance of common stock and options in settlement	750		971,711			972,461
Issuance of common stock and options in settlement (Shares)	75,000
Issuance of common stock upon exercise of warrants and options	46,321		5,406,938			5,453,259
Issuance of common stock upon exercise of warrants and options (Shares)	4,632,084
Issuance of common stock in private placement, net of cash offering costs of $200,000	10,000		3,790,000			3,800,000
Issuance of common stock in private placement, net of cash offering costs of $200,000 (Shares)	1,000,000
Issuance of common stock in private placement, net of cash offering costs of $466,480	11,655		9,654,951			9,666,606
Issuance of common stock in private placement, net of cash offering costs of $466,480 (Shares)	1,165,500
Amortization of deferred stock compensation				551,707		551,707
Ending Balance at Jun. 30, 2000	314,045	(7,973)	74,370,291	(1,225,668)	(66,122,191)	7,328,504
Ending Balance (Shares) at Jun. 30, 2000	31,404,540
Net Income					(23,998,734)	(23,998,734)
Issuance of common stock for services	4,500		1,003,125			1,007,625
Issuance of common stock for services (Shares)	450,000
Deferred employee stock option compensation			607,885	(607,885)
Amortization of deferred stock compensation				1,120,278		1,120,278
Issuance of common stock upon exercise of options	3,200		324,300			327,500
Issuance of common stock upon exercise of options (Shares)	320,000
Issuance of common stock with warrants in private placements, net of cash offering costs of $512,195	43,298		7,766,547			7,809,845
Issuance of common stock with warrants in private placements, net of cash offering costs of $512,195 (Shares)	4,329,850
Issuance of options and warrants for services			5,849,585			5,849,585
Issuance of common stock in settlement of debt to directors and related parties	48,402		2,371,637			2,420,039
Issuance of common stock in settlement of debt to directors and related parties (Shares)	4,840,077
Ending Balance at Jun. 30, 2001	413,445	(7,973)	92,293,370	(713,275)	(90,120,925)	1,864,642
Ending Balance (Shares) at Jun. 30, 2001	41,344,467
Net Income					(11,249,387)	(11,249,387)
Issuance of common stock for services	29,760		1,169,241			1,199,001
Issuance of common stock for services (Shares)	2,976,068
Amortization of deferred stock compensation				548,550		548,550
Issuance of common stock upon exercise of options	133		3,867	4,000
Issuance of common stock upon exercise of options (Shares)	13,334
Issuance of options and warrants for services			1,877,937			1,877,937
Issuance of Common stock with warrants in private placement	69,807		1,903,943			1,973,750
Issuance of Common stock with warrants in private placement (Shares)	6,980,643
Cancellation of unearned options to former employees			(140,802)	140,802
Issuance of common stock and warrants in settlement of debt to related parties and strategic vendors	74,930		2,663,728			2,738,658
Issuance of common stock and warrants in settlement of debt to related parties and strategic vendors (Shares)	7,492,996
Sale of Common stock to certain Officers and Directors in private placement	20,000		980,000			1,000,000
Sale of Common stock to certain Officers and Directors in private placement (Shares)	2,000,000
Ending Balance at Jun. 30, 2002	608,075	(7,973)	100,751,284	(23,923)	(101,370,312)	(42,849)
Ending Balance (Shares) at Jun. 30, 2002	60,807,508
Net Income					(6,646,185)	(6,646,185)
Issuance of common stock for services	4,260		107,985			112,245
Issuance of common stock for services (Shares)	426,000
Amortization of deferred stock compensation				23,923		23,923
Issuance of options and warrants for services			274,100			274,100
Issuance of common stock and warrants in settlement of debt to related parties and strategic vendors	59,233		1,826,329			1,885,562
Issuance of common stock and warrants in settlement of debt to related parties and strategic vendors (Shares)	5,923,333
Issuance of Common stock with warrants in private placement, net of Cash offering costs of $124,687	42,967		1,121,351			1,164,318
Issuance of Common stock with warrants in private placement, net of Cash offering costs of $124,687 (Shares)	4,296,680
Ending Balance at Jun. 30, 2003	714,535	(7,973)	104,081,049	0	(108,016,497)	(3,228,886)
Ending Balance (Shares) at Jun. 30, 2003	71,453,521
Net Income					(7,758,586)	(7,758,586)
Issuance of common stock for services	9,247		238,153			247,400
Issuance of common stock for services (Shares)	924,667
Issuance of options and warrants for services			1,067,393			1,067,393
Issuance of common stock and warrants in settlement of debt to related parties and strategic vendors	1,105		1,962,099			1,963,204
Issuance of common stock and warrants in settlement of debt to related parties and strategic vendors (Shares)	110,467
Issuance of common stock with warrants in private placement, net of cash offering costs of $313,200	151,779		4,322,934			4,474,713
Issuance of common stock with warrants in private placement, net of cash offering costs of $313,200 (Shares)	15,177,973
Issuance of common stock pursuant to exercise of warrants	12,333		304,467			316,800
Issuance of common stock pursuant to exercise of warrants (Shares)	1,233,334
Ending Balance at Jun. 30, 2004	888,999	(7,973)	111,976,095	0	(115,775,083)	(2,917,962)
Ending Balance (Shares) at Jun. 30, 2004	88,899,962
Net Income					(11,234,324)	(11,234,324)
Issuance of common stock pursuant to exercise of warrants	36,380		644,229			680,609
Issuance of Shares in Private Placement	398,535		6,888,553			7,287,088
Issuance of Shares in Private Placement (Shares)	39,853,661
Conversion of Debt to Common stock and warrants	38,952		1,174,134			1,213,086
Conversion of Debt to Common stock and warrants (Shares)	3,895,171
Options Awarded to Consultants			2,191,043			2,191,043
Options Awarded to Officers			625,290			625,290
Issuance of shares to Officers and consultants for services	11,510		322,500			334,010
Issuance of shares to Officers and consultants for services (Shares)	1,151,000
Exercise of cashless warrants	49,499		(49,499)
Exercise of cashless warrants (Shares)	4,949,684
Exercise of warrants by officers	17,704					17,704
Exercise of warrants by officers (Shares)	1,770,400
Reparation of Private Placement Offering	8,910		176,811			185,721
Reparation of Private Placement Offering (Shares)	891,000
Issuance of common stock pursuant to the exercise of warrants (net of cash expenses of $150,000) (Shares)	3,637,954
Ending Balance at Jun. 30, 2005	1,450,489	(7,973)	123.949156		(127,009,407)	(1,617,735)
Ending Balance (Shares) at Jun. 30, 2005	145,048,832
Net Income					(24,450,650)	(24,450,650)
Issuance of common stock for services	115,000		2,324,000			2,439,000
Issuance of common stock for services (Shares)	11,500,000
Issuance of common stock pursuant to the exercise of warrants, net of cash expenses of $108,000	157,201		2,850,523			3,007,724
Issuance of common stock pursuant to the exercise of warrants, net of cash expenses of $108,000 (Shares)	15,720,120
Issuance of common stock with warrants in private placements, net of cash expenses of $674,567	727,868		9,329,781			10,057,649
Issuance of common stock with warrants in private placements, net of cash expenses of $674,567 (Shares)	72,786,897
Conversion of related party and strategic vendor debts to common stock and warrants	33,319		556,681			590,000
Conversion of related party and strategic vendor debts to common stock and warrants (Shares)	3,331,864
Stock options awarded to consultants, employees and officers			3,837,423			3,837,423
Issuance of additional shares and warrants to effect revised pricing on previous private offering charged to expense	298,483		5,232,021			5,530,504
Issuance of additional shares and warrants to effect revised pricing on previous private offering charged to expense (Shares)	29,848,271
Ending Balance at Jun. 30, 2006	2,782,360	(7,973)	148,079,585		(151,460,057)	(606,085)
Ending Balance (Shares) at Jun. 30, 2006	278,235,984
Net Income					(16,851,562)	(16,851,562)
Issuance of common stock for services	181,730		2,486,885	(627,250)		2,041,365
Issuance of common stock for services (Shares)	18,172,983
Deferred employee stock option compensation				213,166		213,166
Issuance of common stock pursuant to the exercise of warrants (net of cash expenses of $150,000)	147,406		1,922,261			2,069,667
Issuance of common stock pursuant to the exercise of warrants (net of cash expenses of $150,000) (Shares)	14,740,669
Issuance of common stock in private placements, (net of cash expenses of $216,134)	479,581		5,711,788			6,191,369
Issuance of common stock in private placements, (net of cash expenses of $216,134) (Shares)	47,958,060
Conversion of related party and strategic vendor debt to common stock	60,737		930,972			991,709
Conversion of related party and strategic vendor debt to common stock (Shares)	6,073,728
Issuance of additional shares and warrants to effect repricing	226,646		1,647,374			1,874,020
Issuance of additional shares and warrants to effect repricing (Shares)	22,664,580
Stock options awarded to employees and officers			1,321,853			1,321,853
Ending Balance at Jun. 30, 2007	3,878,460	(7,973)	162,100,718	(414,084)	(168,311,619)	(2,754,498)
Ending Balance (Shares) at Jun. 30, 2007	387,846,004
Net Income					(3,383,821)	(3,383,821)
Amortization of deferred stock compensation				414,084		414,084
Issuance of common stock in private placements net of $116,253 offering cost	246,000		898,247			1,144,247
Issuance of common stock in private placements net of $116,253 offering cost (Shares)	24,600,000
Exercise of Warrants net of Offering Cost $72,222	111,111		538,889			650,000
Exercise of Warrants net of Offering Cost $72,222 (Shares)	11,111,113
Contingent liability recorded on warrant exercise above	10,192		(1,006,200)			(1,006,200)
Contingent liability recorded on warrant exercise above (Shares)	1,019,200
Common shares in settlement of accrued expenses			89,808			100,000
Issuance of additional shares effect repricing	46,637		345,401			392,038
Issuance of additional shares effect repricing (Shares)	4,663,741
Stock options/ warrants awarded to employees and investors			85,682			85,682
Stock based compensation	10,000		90,192			100,192
Stock based compensation (Shares)	1,000,000
Investment in Granita			514,000			514,000
Conversion of debt	49,050		192,073			241,123
Conversion of debt (Shares)	4,904,942
Cost related to convertible debt financing	52,500		212,500			265,000
Cost related to convertible debt financing (Shares)	5,250,000
Ending Balance at Jun. 30, 2008	4,403,950	(7,973)	164,061,310	0	(171,695,440)	(3,238,153)
Ending Balance (Shares) at Jun. 30, 2008	440,395,000
Net Income					(15,096,379)	(15,096,379)
Issuance of additional shares effect repricing	195,220		236,952			432,172
Issuance of additional shares effect repricing (Shares)	19,522,000
Stock options/ warrants awarded to employees and investors			4,071,348			4,071,348
Stock based compensation	617,500		2,908,115			3,525,615
Stock based compensation (Shares)	61,750,000
Issuance of common stock in private placements net of offering cost ($80,000)	723,333		(3,333)			720,000
Issuance of common stock in private placements net of offering cost ($80,000) (Shares)	72,333,333
Vendor settlements	(19,265)		19,265			0
Vendor settlements (Shares)	(1,926,470)
Beneficial Conversion feature of Notes Payable, including $2,320 on Officers' Notes Payable			1,028,560			1,028,560
Forgiveness of related party debt			19,336			19,336
Conversion of debt securities and interest	2,783,459		519,874			3,303,333
Conversion of debt securities and interest (Shares)	278,346,019
Ending Balance at Jun. 30, 2009	8,704,197	(7,973)	172,861,427		(186,791,817)	(5,234,168)
Ending Balance (Shares) at Jun. 30, 2009	870,419,882
Net Income					(7,365,745)	(7,365,745)
Issuance of common stock for services	15,750		18,563			34,313
Issuance of common stock for services (Shares)	1,575,000
Conversions of Convertible Debentures plus accrued interest	2,327,238		1,088,012			3,415,250
Conversions of Convertible Debentures plus accrued interest (Shares)	232,723,736
Conversions of Accounts Payable	266,667		(66,667)			200,000
Conversions of Accounts Payable (Shares)	26,666,667
Issuance of common stock in private placements net of offering cost ($25,000)	306,667		(81,667)			225,000
Issuance of common stock in private placements net of offering cost ($25,000) (Shares)	30,666,667
Issuance of Common Stock for Reparations	17,000		18,530			35,530
Issuance of Common Stock for Reparations (Shares)	1,700,000
Beneficial Conversion feature of Officers' Notes Payable and conversion of accounts payable			669,276			669,276
Cancellation of Capital Notes in Subsidiary issued in connection with equity			175,820			175,820
Ending Balance at Jun. 30, 2010	11,637,519	(7,973)	174,683,294		(194,157,564)	(7,844,724)
Ending Balance (Shares) at Jun. 30, 2010	1,163,751,952
Net Income					(486,391)	(486,391)
Issuance of common stock for services	150,750		(23,805)			126,945
Issuance of common stock for services (Shares)	15,075,000
Conversions of Convertible Debentures plus accrued interest	3,821,753		(1,474,857)			2,346,896
Conversions of Convertible Debentures plus accrued interest (Shares)	382,175,312
Issuance of Common Stock to accredited investors in private placement, net of $29,500 fees	675,000		(409,500)			265,500
Issuance of Common Stock to accredited investors in private placement, net of $29,500 fees (Shares)	67,500,000
Ending Balance at Jun. 30, 2011	16,285,022	(7,973)	172,775,132		(194,643,955)	(5,591,774)
Ending Balance (Shares) at Jun. 30, 2011	1,628,502,264
Net Income					(6,179,222)	(6,179,222)
Issuance of common stock for services	10,350,000		(3,829,500)			6,520,500
Issuance of common stock for services (Shares)	1,035,000,000
Deferred employee stock option compensation			339,700	(339,700)
Amortization of deferred stock compensation				14,154		14,154
Beneficial Conversion feature of Notes Payable, including $2,320 on Officers' Notes Payable			2,320			2,320
Conversions of Convertible Debentures plus accrued interest	267,485		(155,279)			112,206
Conversions of Convertible Debentures plus accrued interest (Shares)	26,748,476
Issuance of Common Stock to accredited investors in private placement, net of $8,000 fees	200,000		(128,000)			72,000
Issuance of Common Stock to accredited investors in private placement, net of $8,000 fees (Shares)	20,000,000
Ending Balance at Sep. 30, 2011	$ 27,102,507	$ (7,973)	$ 169,004,373	$ (325,546)	$ (200,823,177)	$ (5,049,816)
Ending Balance (Shares) at Sep. 30, 2011	2,710,250,740

ORGANIZATION AND NATURE OF BUSINESS	15 Months Ended
Sep. 30, 2011
ORGANIZATION AND NATURE OF BUSINESS [Text Block]

1. ORGANIZATION AND NATURE OF BUSINESS

mPhase, a New Jersey corporation founded in 1996, is a publicly-held company with over 23,000 shareholders and approximately 1.63 billion shares of common stock outstanding as of June 30, 2011. The Company’s common stock is traded on the Over the Counter Bulletin Board under the ticker symbol XDSL.

The Company is in the development stage and historically has focused much of its efforts in the commercial deployment of its TV+ products for delivery of broadcast IPTV, and DSL component products which include POTS splitters. Beginning in 2004, the Company added a new line of power cell batteries and electronic sensors (magnetometers) being developed through the use of nanotechnology. Since mPhase is in the development stage, the accompanying consolidated financial statements should not be regarded as typical for normal operating periods.

In recent years, the Company has shifted its primary business focus to the development of innovative power cells and related products through the science of microfluidics, microelectromechanical systems (MEMS) and nano- technology. Using these disciplines, it has developed a battery that has a significantly longer shelf life prior to activation than conventional batteries. In addition, such battery product, unlike conventional batteries, is capable of disposal after use without harm to the environment.

On April 17, 2007, the Company announced that it had formed AlwaysReady, Inc., a New Jersey Corporation, as a new wholly-owned subsidiary. The Company planned to transfer all of its nanotechnology assets and appropriate liabilities to such company so as to separate its nanotechnology product line from its IPTV product. Although management and staff of AlwaysReady Inc were hired the Company funded all operations of Always Ready, Inc. to date and no assets or liabilities have been transferred.

On June 20, 2007, the Company announced the formation of a new subsidiary, Granita Media, Inc. ("Granita"), a Delaware corporation, to promote and develop its IPTV product line including targeted advertising and middleware solution. Capitalization of Granita amounted to $514,000 of equity, provided by employees and independent investors. During FYE June 30, 2008, related assets and liabilities were transferred to Granita and its results consolidated into the these financial statements. Additional funding was to have been arranged from outside institutional financing and potentially involve the sale of up to 10% of the common stock of Granita with mPhase retaining 90% of the stock of Granita. Owing to very challenging conditions in the capital markets, Granita was unable to raise funds necessary to operate as a self sufficient enterprise and fund the additional software development necessary for a targeted advertising enhancement capability of its TV+ solution. In order to conserve financial resources, all employees of Granita were either terminated or had resigned by December 31, 2007. (See also footnote 6.) As of June 30, 2011, the Company has treated Granita as a discontinued business.

We are headquartered in Norwalk, Connecticut with offices in Little Falls, NJ. mPhase shares common office space with Microphase Corporation, a privately held company in which the CEO of the company owns a minority interest. Microphase is a leader in the field of radio frequency and filtering technologies within the defense and telecommunications industry. It has been in operation for over 50 years and has supported mPhase with engineering, administrative and financial resources.

LOSSES DURING THE DEVELOPMENT STAGE AND MANAGEMENT'S PLANS	15 Months Ended
Sep. 30, 2011
LOSSES DURING THE DEVELOPMENT STAGE AND MANAGEMENT'S PLANS [Text Block]

2. LOSSES DURING THE DEVELOPMENT STAGE AND MANAGEMENT’S PLANS

Through June 30, 2011, the Company incurred development stage losses totaling approximately $194,643,955 and at June 30, 2011 had working capital of $(2,705,943). Funding in our traditional capital markets was difficult during FYE 2010 and 2011.

Through September 30, 2011, the Company had incurred cumulative (a) development stage losses totaling $(200,823,177), (b) stockholders’ deficit of ($5,049,816), and (c) negative cash flow from operations equal to ($87,885,311).

The Company was able to enter into convertible debt arrangements with independent investors to provide liquidity and capital resources during the year. Such arrangements have provided the Company with cash in the amounts of $4,511,000 and $1,619,000 during FYE 2010 and 2011 respectively. These arrangements will likely need to be revised to continue to provide a portion of the working capital anticipated to be needed during the next fiscal year. In addition and from time to time during FYE 2010 and 2011, the Company raised necessary working capital via bridge loans from officers and private placements of equity. Such loans have subsequently received partial repayments (see notes payable to officers-discussed in Note 9).

The Company is currently focused on the continued development and commercialization of its "Always Ready" battery product using the science of nanotechnology. The Company believes that such battery has a much longer shelf life than conventional batteries and will have significant commercial and military applications. The Company is also actively working on the commercialization and marketing of its emergency flashlight, the mPower Emergency Illuminator. The Company has suspended development of its magnetometer sensor devices and discontinued all activities related to its IPTV business. It is unclear whether any intellectual property related to those operations will have significant value.

The Company’s ability to continue as a going concern and its future success is dependent upon its ability to raise capital in the near term to: (1) satisfy its current obligations, (2) continue its research and development efforts, and (3) successfully develop, market and sell its products. The Company believes that it will be able to complete the necessary steps in order to meet its cash flow requirements throughout fiscal 2011 and continue its development and commercialization efforts.

However, there can be no assurance that mPhase will generate sufficient revenues to provide positive cash flows from operations or that sufficient capital will be available, when required, to permit the Company to realize its plans. The accompanying consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	15 Months Ended
Sep. 30, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Text Block]

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

PRINCIPLES OF CONSOLIDATION

The consolidated financial statements include the accounts of mPhase and its wholly-owned and majority owned subsidiaries. Significant inter-company accounts and transactions have been eliminated in consolidation.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

RECLASSIFICATIONS

Certain reclassifications have been made in the prior period consolidated financial statements to conform to the current period presentation.

STOCK BASED COMPENSATION

On July 1, 2005, the Company adopted the provisions of Financial Accounting Standards Board Statement “Accounting for Stock Based Compensation" that requires companies to measure and recognize compensation expense for all employee stock-based payments at fair value over the service period underlying the arrangement. Therefore, the Company is now required to record the grant-date fair value of its stock-based payments (i.e., stock options and other equity-based compensation) in the statement of operations. Effective, July 1, 2005, the Company adopted the promulgated authority "modified prospective" method, and has recorded as an expense the fair value of all stock based grants to employees after such date. The Company has not restated its operating results for any prior fiscal year end or quarter.

PROPERTY AND EQUIPMENT

Property and equipment is recorded at cost. Depreciation is provided on the straight-line method over the estimated useful lives of three to five years.

REVENUE RECOGNITION

As required, mPhase has adopted the Securities and Exchange Commission ("SEC") Staff Accounting Bulletin ("SAB") No. 104, "Revenue Recognition in Financial Statements," which provides guidelines on applying generally accepted accounting principles to revenue recognition based on the interpretations and practices of the SEC. The Company recognizes revenue on its research grant contract upon delivery of milestones defined in the contract, at the fixed predetermined price under the contract in which payment is reasonably expected as enumerated in SAB104.

RESEARCH AND DEVELOPMENT

Research and Development cost are charged to operations when incurred. The amounts charged to expense for continuing operations for the years ended 2010, 2011 and inception to date were $2,203,383, $625,417 and $12,257,562; and the amounts charged to expense for continuing operations were $ 193,780, $41,403 and $12,298,965 for the three months ended September 30, 2010, 2011 and inception to date to September 30, 2011, respectively.

PATENTS AND LICENSES

Patents and licenses are capitalized when mPhase determines there will be a future benefit derived from such assets, and are stated at cost. Amortization is computed using the straight-line method over the estimated useful life of the asset, generally five years. Amortization expense was $0, and $0 for the years ended June 30, 2010 and 2011, respectively. As of June 30, 2008, the book value of such assets has been fully amortized.

INVENTORIES

The Company uses the First In First Out method (FIFO) to account for inventory which is carried at the lower of market value or cost. As of June 30, 2007, inventory consisted primarily of component parts being assembled on location in anticipation of deployment of specific IPTV systems. Appropriate reserves have been taken to assure that the cost of such inventory does not exceed the value of the underlying contract. During the year ended June 30, 2008, the Company determined that the value of inventory related to IPTV had been impaired and charged to earnings all associated amounts ($505,910).

As of June 30, 2010 and June 30, 2011, the inventory related to the Emergency Flashlight was valued at $98,807 and $102,532, respectively. As of September 30, 2011 inventory was valued at $101,302.

LONG-LIVED ASSETS

The Company reviews long-term assets for impairment whenever events or circumstances indicate that the carrying amount of those assets may not be recoverable. The Company also assesses these assets for impairment based on their estimated future cash flows.

REPARATION EXPENSE

As an incentive for additional equity contributions, the Company will from time to time, adjust the cost of past private purchases of common stock through the issuance of additional shares in such magnitude as to reduce an investor’s cost to an average price that more closely approximates current market value. The market value of additional shares issued without cash investment is charged to Reparation Expense, which is included in Other Expenses. Reparations expenses have amounted to $35,530, $0 and $8,299,794 for the years ended 2010, 2011 and inception to date to June 30, 2011; and $0, $0 and $8,299,794 for the three months ended September 30, 2010, 2011 and inception to date to September 30, 2011, respectively.

LOSS PER COMMON SHARE, BASIC AND DILUTED

mPhase accounts for net loss per common share in accordance with the requirements FASB Earnings Per Share. Basic loss per share is computed by dividing net loss by the weighted average number of shares of common stock outstanding during the period. Diluted earnings per share is computed by dividing net loss adjusted for income or loss that would result from the assumed conversion of potential common shares from contracts that may be settled in stock or cash by the weighted average number of shares of common stock, common stock equivalents and potentially dilutive securities outstanding during each period. The Company had warrants and options and convertible debentures (if funded in full – see note 8) outstanding at June 30, 2011, convertible into, respectively, approximately 21,480,837 and 113,720,000 and 792,273,901 shares of the Company’s common stock based upon the conversion terms at June 30, 2011. The Company has also granted a conversion feature to certain officers for notes outstanding, giving these note holders the right to convert principal and interest outstanding, subject to availability, into 116,763,169 shares of the Company’s common stock based on a $.0075 per share conversion price (see note 13). The inclusion of the warrants and potential common shares to be issued in connection with convertible debt have an anti-dilutive effect on diluted loss per share and have been omitted in such computation. The Company had warrants to purchase 19,323,974 shares of its common stock and options to purchase 110,085,000 shares of its common stock outstanding at September 30, 2011, as well as convertible debentures and convertible notes plus accrued interest thereon held by officers of the Company convertible into approximately 407,966,329 and 231,211,415 shares of the Company’s common stock based upon the conversion terms at September 30, 2011.

BUSINESS CONCENTRATIONS AND CREDIT RISK

To date, the Company’s products have been sold to a limited number of customers, earlier primarily in the telecommunications and defense industry and recently including some sales of the Emergency Illuminator. In fiscal year ended 2010, revenue continued to be derived from US Army research contracts as well as from sales by the Company of the Company’s mPower Flashlight and battery products. In fiscal year ended 2011, revenue was derived from research contracts with the U.S. Army and sales of the Company’s mPower emergency illuminator. Throughout the year, cash balances that the Company maintains at financial institutions may exceed the Federal Deposit Insurance Corporation insurance limitation of up to $250,000. Cash balances exceeded FDIC insured limits at times throughout the years ended June 30, 2010 and 2011 and the three months ended September 30, 2011.

BASIS OF PRESENTATION

The Consolidated Balance Sheet at September 30, 2011 was derived from unaudited interim financial statements that do not include all disclosures required by accounting principles generally accepted in the United States of America. The other information in the Consolidated Statements of Operations & Consolidated Statements of Cash Flows for the three months ended September 30, 2010 and 2011 and for the period from inception (October 2, 1996) through September 30, 2011 and the Consolidated Statements of Changes in Stockholders’ Equity (Deficit) From July 1, 2011 to September 30, 2011 is unaudited but, in the opinion of management, reflects all adjustments necessary for a fair presentation of the results for the periods covered. All such adjustments are of a normal recurring nature unless disclosed otherwise. These condensed financial statements, including notes, have been prepared in accordance with the applicable rules of the Securities and Exchange Commission and do not include all of the information and disclosures required by accounting principles generally accepted in the United States of America for complete financial statements. These condensed financial statements should be read in conjunction with the financial statements and additional information as contained in our Annual Report on Form 10-K for the year ended June 30, 2011.

MATERIAL EQUITY INSTRUMENTS

The Company has material equity instruments including convertible debentures and convertible notes that are accounted for as derivative liabilities (SEE BELOW) and options and warrants that are evaluated quarterly for potential reclassification as liabilities pursuant to current accounting guidance.

DEBT DISCOUNTS

Costs incurred with parties who are providing the actual long-term financing, which generally may include the value of warrants, fair value of the derivative conversion feature, or the intrinsic value of conversion features associated with the underlying debt, are reflected as a debt discount. These costs and discounts are generally amortized over the life of the related debt.

DERIVATIVE FINANCIAL INSTRUMENTS

Derivatives are recorded on the balance sheet at fair value. The conversion features of the convertible debentures are embedded derivatives and are separately valued and accounted for on our balance sheet with changes in fair value recognized during the period of change as a separate component of other income/expense. Fair values for exchange-traded securities and derivatives are based on quoted market prices. The pricing model we use for determining fair value of our derivatives is the Black-Scholes Pricing Model. Valuations derived from this model are subject to ongoing internal and external verification and review. The model uses market-sourced inputs such as interest rates and stock price volatilities. Selection of these inputs involves management’s judgment and may impact net income. During the fiscal years ended June 30, 2010 and June 30, 2011, the Company utilized an expected life of 20 days based upon the look-back period of its convertible debentures and notes and a volatility of 100%.

INCOME TAXES

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. At June 30, 2011, the Company had a full valuation allowance against its deferred tax assets.

ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

The Company’s financial instruments include cash, accounts payable, long term debt, line of credit, convertible debt and due to related parties. Management believes the estimated fair value of cash, accounts payable and debt instruments at June 30, 2011 approximate their carrying value as reflected in the balance sheets due to the short-term nature of these instruments or the use of market interest rates for debt instruments. Fair value of due to related parties cannot be determined due to lack of similar instruments available to the Company.

NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board issued ASU 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS (“ASU 2011-04”), which is intended to result in convergence between U.S. GAAP and International Financial Reporting Standards requirements for measurement of, and disclosures about, fair value. ASU 2011-04 clarifies or changes certain fair value measurement principles and enhances the disclosure requirements particularly for Level 3 fair value measurements. The new guidance is effective for our third quarter of the fiscal year ending June 30, 2012, and we do not expect its adoption to have a material effect on our financial position or results of operations.

In June 2011, the Financial Accounting Standards Board issued ASU 2011-05 Presentation of Comprehensive Income, which makes the presentation of items within other comprehensive income (“OCI”) more prominent. The new standard will require companies to present items of net income, items of OCI and total comprehensive income in one continuous statement or two separate consecutive statements, and companies will no longer be allowed to present items of OCI in the statement of shareholders’ equity. Reclassification adjustments between OCI and net income will be presented separately on the face of the financial statements. The new guidance is effective for our fiscal year ending June 30, 2013, and we do not expect its adoption to have a material effect on our financial position or results of operations.

	For the FYE June 30,
SUPPLEMENTAL CASH FLOW INFORMATION	2010	2011	For the three months September 30,
			2010	2011
				(Unaudited)
Statement of Operation Information:
Fee on Amendment to Convertible Debt Arrangement	$0	$55,000	$0	$0
Interest Received from Notes Receivable	$275,000	$218,500	$74,400	$0
Interest Accrued Unpaid	$324,229	$57,983	$60,028	$38,413

Non Cash Investing and Financing Activities:
Interest Paid (net interest income)	$27,412	$9,181	$0	$0
Stock issued in settlement of accrued expenses and accounts payable	$200,000	$0	$0	$0
Beneficial Conversion of Officers’ Notes and Conversion of Accounts Payable	$669,276	$0	$0	$2,320
Convertible Debt issued for Notes Receivable	$6,400,000	$0	$0	$0
Conversion of Convertible Debt and Related Expenses	$3,415,520	$2,346,896	$650,587	$112,206
Reversal of note payable to former Granita employee (Footnote 7) to equity	$175,820	$0	$0	$0

PROPERTY AND EQUIPMENT	15 Months Ended
Sep. 30, 2011
PROPERTY AND EQUIPMENT [Text Block]

4. PROPERTY AND EQUIPMENT

Property and equipment, at cost, consist of the following:

	June 30,		September
	2010	2011	30, 2011
			(Unaudited)
Research Equipment	$36,452	$42,385	$48,383
Office and Marketing	142,280	142,280	142,280
Gross Cost	178,732	184,665	190,663
Less Accumulated
Depreciation	(116,421)	(139,551)	(143,727)
Net Property and Equipment	$62,311	$45,114	$46,936

Depreciation expense for the years ended June 30, 2010 and 2011 totaled $37,356 and $23,130 respectively, of which $11,652 and $7,639 respectively, relates to research laboratory and testing equipment included in research and development expense.

Depreciation expense for the three months ended September 30, 2010 and 2011 totaled $6,786 and $4,176 respectively, of which $2,913and $ 495 respectively, relates to research laboratory and testing equipment included in research and development expense.

ACCRUED EXPENSES	15 Months Ended
Sep. 30, 2011
ACCRUED EXPENSES [Text Block]

5. ACCRUED EXPENSES

Accrued expenses consist of the following as of each Balance Sheet date:	June 30,
	2010	2011	September
			30, 2011
			(Unaudited)
Accrued Interest- Convertible Debentures	$324,229	$87,983	$126,396
Other Expenses	$65,994	$74,055	$73,020
Total	$390,203	$162,038	$199,416

GRANITA MEDIA	15 Months Ended
Sep. 30, 2011
GRANITA MEDIA [Text Block]

6. GRANITA MEDIA

Effective July 1, 2007, the Company formed Granita Media, Inc. to separate its IPTV business and facilitate the raising of capital. Pursuant to an arrangement with four employees of mPhase, such employees were terminated from mPhase as of July 1, 2007 and became employees of Granita Media Inc and invested solely in the common stock of Granita Media Inc. Under the arrangement, each of the four employees was required to invest $125,000 in exchange for an aggregate 2% equity interest in Granita Media, Inc, with mPhase continuing to own 98% of the Company. The four employees contributed a total of $339,000 of the total $500,000 equity investment required from them and raised from third party investors another $175,000 for a total of $514,000. Granita Media has 19,000,000 shares of common stock outstanding of which 18,000,000 was owned by mPhase Technology and 1,000,000 was being held for issuance to the four employees and the third party investors pending an agreement among such persons of the allocation of such shares. Under the terms of the arrangement between mPhase and the four employees, such employees were authorized to sell up to 7.99% of additional equity in the Company for a total of not less than $2,000,000 of additional capital by December 31, 2007. As noted above, the employees raised a total of $175,000 of outside capital only and pursuant to the arrangement, such employees either resigned or were terminated by mPhase together with several lower level employees of Granita. A dispute arose between Granita Media and one of the former employees with respect to a sum of approximately $176,000 included in short term loans. It is the Company’s position that such sums were voluntarily advanced to fund operating expenses after July 1, 2007. Since the four employees/officers of Granita Media were required to cover operating expenses of Granita Media after July 1, 2007 through equity investments either directly or from third parties, the Company took the position that neither such amount nor any related interest and fees are owed to the employee. In addition, the Company had substantial rights of offset for unpaid rent with respect to the portion of its Little Falls office occupied by Granita Media after July 1, 2007. Granita Media, Inc. ceased operations in December of 2007. In the fourth quarter of fiscal year 2010, the Company elected to treat Granita Media, Inc. as a discontinued operation.

SHORT TERM NOTES PAYABLE	15 Months Ended
Sep. 30, 2011
SHORT TERM NOTES PAYABLE [Text Block]

7. SHORT TERM NOTES PAYABLE

Short term debt is comprised of the following:

	June 30,	June 30,	September
	2010	2011	30, 2011
			(Unaudited)

Note payable to Granita Employee (See note #6) Note payable to law firm bearing 8% interest, originally monthly installments of $5,000 per month commencing in June 2002 and continuing through December 1, 2003 with a final payment of principal plus accrued interest due at maturity on December 31, 2003, this note was in arrears as of June 30, 2004 and the company negotiated a new settlement arrangement as of August 31, 2004. Under such settlement agreement, the Company made a $100,000 cash payment and gave a cashless warrant to purchase $150,000 worth of common stock valued at $.25 per share. In addition, the Company agreed to pay $25,000 on each of December 1, 2004, March 1, 2005, June 1, 2005, September 1, 2005 and $50,000 on December 1, 2005. Thereafter, the Company was obligated to pay $25,000 on each of March 1, 2006, June 1, 2006, September 1, 2006 with a final payment of $75,000 on December 1, 2006, of which $10,000 was paid in 2008. The Company is currently in default with respect to the remainder.

	$0	$0	$0
Total Short Term Notes	$65,000	$65,000	$65,000
	$65,000	$65,000	$65,000

STOCKHOLDERS' EQUITY	15 Months Ended
Sep. 30, 2011
STOCKHOLDERS' EQUITY [Text Block]

8. STOCKHOLDERS’ EQUITY

mPhase initially authorized capital of 50,000,000 shares of common stock with no par value. On February 23, 2000, the Board of Directors proposed, and on May 22, 2000 the shareholders approved, an increase in the authorized capital to 150,000,000 shares of common stock. On June 15, 2004, a Special Meeting of Shareholders of the Company approved a proposal by the Company to amend the Company’s Certificate of Incorporation under New Jersey law to increase the authorized shares of common stock from 150 million to 250 million shares and change the par value of all shares of common stock from no par to $0.01 par stock. Effective June 2005, June 2006, and June 2008, the Company received authorization to increase the number of authorized shares to 500 million, 900 million and 2 billion, respectively. A further increase in the number of authorized shares of common stock to 6 billion was approved at a Special Meeting of Shareholders of the Company held on June 29, 2011.

Long Term Convertible Debentures / Note Receivable / Debt Discount and related Interest

The Company has entered into eleven separate convertible debt arrangements with activity through and as of June 30, 2010 and June 30, 2011 with independent investors, and seven arrangements with activity through and as of September 30, 2011, included in our balance sheets for those dates under the caption“OTHER OBLIGATIONS CONVERTIBLE TO EQUITY”.

General

The economic substance of convertible debt arrangements entered into beginning December 2007 was to provide the Company with needed liquidity to supplement the private equity markets.

The form of the transaction generally involves the following:

  The receipt of cash.
  The issuance of a note payable from mPhase.
  The issuance of a note receivable due to mPhase.
  A Securities Purchase Agreement.
  The note payable contains conversion features which permit the holder to convert debt into equity. Such debt is eligible to be converted into the Company’s common stock immediately, thus requiring the recording of the entire liability upfront. Finally, to encourage conversion, a discount from market value is offered.
  The aggregate amount of notes payable exceeds the amount of cash received. As "Consideration" for this difference the Company takes back a secured note receivable. Security is generally liquid investments of the investor.
  The note receivable provides a commitment to fund mPhase. The notes are secured and collateralized and carry terms which are different from the related note payable and no right of offset exists.

A summary of our arrangements for notes payable and notes receivable under convertible debt and debenture agreements with activity through and as of June 30, 2010 and June 30, 2011 is as follows:

Arrangement #1 (Golden Gate Investors)

In December, 2007, the Company received proceeds of $500,000 under a Securities Purchase Agreement. This transaction involves three related agreements: 1) a Securities Purchase Agreement, dated as of December 11, 2007, which may under certain circumstances permit the Company to draw up to $1.5 million of funds; 2) a convertible debenture in the amount of $1.5 million, with an interest rate of 7 ¼% and a maturity date of December 11, 2010; and 3) a secured note receivable in the amount of $1.0 million, with an interest rate of 8 ¼ % and a maturity date of February 1, 2011 due from the holder of the convertible debenture. In March of 2009, by mutual consent of the parties, the Securities Purchase Agreement was terminated. Total draws under this facility were $1.5 million.

As of June 30, 2008 $950,000 was included in notes receivable under this arrangement. During FYE 2009, $1,365,000 of such debt was converted into 74,368,943 shares of common stock and the Company received a total of $950,000 under the provisions of the related note receivable. As of June 30, 2009 all notes receivable had been paid and all debt converted. No further obligations exist by either party.

Arrangement #2 ( St. George Investments, LLC)

In February 2008, the Company entered into a convertible debenture transaction which involved the receipt of $500,000 cash, a note payable of $550,000 and the issuance of 3,250,000 shares of stock. The relative fair value of the shares was $105,000. The terms of the debenture provide for a 7.5% interest rate, a due date of February 2012 and conversion privileges equal to 75% of the three lowest trading price over the 20 day period prior to conversion. During FYE 2009, $614,209 of such debt and related interest was converted into 60,536,482 shares of common stock. As of June 30, 2009, all debt had been converted and no further obligation exists by either party.

Arrangement #3 (JMJ Financial, Inc.)

In April, 2008, the Company received proceeds of $300,000 under a Securities Purchase Agreement. This transaction involves three related agreements: 1) a Securities Purchase Agreement which may under certain circumstances permit the Company to draw up to $1,000,000 of funds; 2) two convertible debentures totaling $1,450,000, with a one-time interest factor of 12% ($132,000) and a maturity date of March 25, 2011; and 3) a secured note receivable in the amount of $1.0 million, with a onetime interest factor of 13.2 % and maturity dates of March 25, 2012 due from the holders of the convertible debentures. The note receivable is collateralized by $1 million of Blue Chip Stocks. Conversion of outstanding debentures into common shares is at the option of the holder. The number of shares into which this debenture can be converted is equal to the dollar amount of the debenture divided by 75% of the lowest trade price during the 20 day trading period prior to conversion.

As of June 30, 2008, $1,000,000 was included in notes receivable under this arrangement. During FYE 2009, $964,250 of such debt and related interest was converted into 100,951,309 shares of common stock. In addition, the Company received $650,000 cash payments of the note receivable. As of June 30, 2009, the face value of the note receivable was $350,000 plus interest of $132,000 included in other current assets and the note payable was $527,750 plus interest of $132,000 included in accrued expenses and an FMV adjustment of $115,801. As of June 30, 2010 both the note receivable and note payable were converted in full and funded in full.

Arrangement #4 (JMJ Financial, Inc.)

On December 31, 2008, the Company entered into a second agreement with JMJ Financial. This transaction involves: 1) a convertible debenture in the amount of $1.1 million, plus a one-time interest factor of 12% ($132,000) and a maturity date of December 31, 2011, and 2) a secured note receivable in the amount of $1.0 million, plus a one-time interest factor of 13.2% ($132,000) and maturity date of December 31, 2012 due from the holder of the convertible debentures. Conversion of outstanding debentures into common shares is at the option of the holder. The number of shares into which this debenture can be converted is equal to the dollar amount of the debenture divided by 75% of the lowest trade price during the 20 day trading period prior to conversion.

As of June 30, 2009, $1,000,000 was included in notes receivable under this arrangement. During FYE 2010 the Company collected the $1,000,000 note receivable plus $132,000 of accrued interest on this note. The FMV addition to this debt during FYE 2010 was $307,899.On June 30, 2009 the derivative value of this security was calculated to be $444,552. During the year ended June 30, 2010, amortization of debt discount amounted to $508,821 reducing the debt discount balance also to zero.

Arrangement #5 (LaJolla Cove Investors, Inc.)

On Sept 11, 2008, the Company received proceeds of $200,000 under a Securities Purchase Agreement. This transaction involves three related agreements: 1) a Securities Purchase Agreement which may under certain circumstances permit the Company to draw up to $2,000,000 of funds; 2) a convertible debenture totaling $2,000,000, with an interest rate of 7 1/4% and a maturity date of September 30, 2011; and 3) a secured note receivable in the amount of $1,800,000, with an interest rate of 8 1/4% and maturity dates of September 30, 2011 due from the holders of the convertible debentures. In addition, the holder of the debenture is related to the holder in Arrangement #1. Conversion of outstanding debentures into common shares is similar to the terms of Arrangement #1. As of FYE 2009, $190,000 of debt was converted into 21,714,285 shares of common stock. On June 30, 2009 and June 30, 2010 the note receivable balance was $1,800,000, the note payable was $1,810,000 and the FMV addition $387,228 for which the Company recorded a reserve for utilization against each of $600,000. As of June 30, 2010, the derivative value of this security was calculated to be $1,114,768.

On March 16, 2011, the holder and the Company entered into a termination agreement whereby $1,800,000 of the principal of both the note receivable and the convertible debenture, plus $90,291 in accrued interest receivable and $84,175 in accrued interest payable, was cancelled. Additionally in connection with the termination, the Company paid the holder $17,000 and assigned to a consultant engaged by the Company the unconverted portion of the convertible debenture in the amount of $10,000 which had been fully funded in cash and which remained outstanding at March 31, 2011 and the derivative value of the remaining security was calculated to be $3,468 As of June 30, 2011, this value was calculated to be $3,442. During the year ended June 30, 2011, amortization of debt discount amounted to $282,774, reducing the balance to $0.

Arrangement #6 (JMJ Financial, Inc.)

On August 19, 2009, the Company issued a 12% convertible note maturing on August 10, 2012 in the principal amount of $1,870,000 to JMJ Financial for a purchase price of $1,700,000. The Company initially received $250,000 in cash as partial payment of the purchase price for the convertible note plus a 13.2% secured promissory note maturing on August 10, 2012 in the amount of $1,450,000. As of June 30, 2010, the Company has received a total of $1,523,500 cash and has issued 109,920,635 shares of common stock to the holder upon conversions. The remaining $570, 900 of cash to be received from the holder plus accrued and unpaid interest is convertible into shares of common stock at the option of the holder. Upon receipt, in full, of cash by the Company equaling the purchase price of the convertible note plus interest or any portion thereof payable through maturity, the holder may convert such portion of the total amount of interest funded that would accrue to maturity into additional shares of common stock . The number of shares into which this convertible note can be converted is equal to the dollar amount of the debenture divided by 75% of the lowest trading price during the 20 day trading period prior to conversion. Based upon the price of the Company’s common stock on June 30, 2010 of $.0162 per share the holder could convert the remaining principal amount plus interest of this convertible note into approximately 46,987,654 shares of common stock. At the commitment date, the derivative value of the embedded conversion feature of such security was $1,080,395 and the debt discount was valued at $1,250,395. As of June 30, 2011, this value was calculated to be $0. During the year ended June 30, 2011, the holder converted $346,501 of principal and $224,400 of interest into 66,172,223 shares of common stock and amortization of debt discount amounted to $222,081, reducing the balance to $0.

Arrangement #7 (JMJ Financial, Inc.)

On September 30, 2009, the Company issued a 12% convertible note maturing on September 23, 2012 in the principal amount of $1,200,000 to JMJ Financial for a purchase price of $1,100,000. The Company initially received $150,000 in cash as partial payment of the purchase price for the Convertible Note plus a 13.2% secured promissory note maturing on August 10, 2012 in the amount of $950,000. Through June 30, 2011the Company has received a total of $1,200,000 of principle and $144,000 of interest for full funding of the purchase price of this note. Upon receipt, in full, of cash by the Company equaling the purchase price of the convertible note plus interest or any portion thereof payable through maturity, the holder may convert such portion of the total amount of interest funded that would accrue to maturity into additional shares of common stock .The number of shares into which this convertible note can be converted is equal to the dollar amount of the note divided by 75% of the lowest trading price during the 20 day trading period prior to conversion.

Based upon the price of the Company’s common stock on June 30, 2010 of $.0162 per share the holder could convert the remaining principal amount plus interest of this convertible note into approximately 110,617,784 shares of common stock.

At the commitment date, the derivative value of the embedded conversion feature of such security was $480,000 and the debt discount was valued at $580,000. As of June 30, 2011, this value was calculated to be $0. During the twelve months ended June 30, 2011, the holder converted $1,200,000 of principle and $144,000 of interest into 240,722,223 shares of common stock and the amortization of debt discount amounted to $386,668, reducing the debt and debt discount balances to $0.

Arrangement #8 (JMJ Financial, Inc.)

On November 17, 2009, the Company received a total of $186,000 of proceeds in connection with a new financing agreement with JMJ Financial. This transaction consists of the following: 1) a convertible note in the amount of $1,200,000 plus a one-time interest factor of 12% ($144,000) and a maturity date of September 23, 2012 and (2) a secured promissory note in the amount of $1,100,000 plus a one-time interest rate factor of 13.2% ($144,000 each) and a maturity date of September 23, 2012 due from the holder of the convertible note. Conversion of outstanding principal into shares of common stock is at the option of the holder. The number of shares into which this note can be converted is equal to the dollar amount of the note divided by 75% of the lowest trade price during the 20 day trading period prior to conversion.

To date the Company has received a total of $639,500 in cash and has issued 10,000,000 shares of common stock to the holder upon conversions of $33,750. The remaining $604,600 of cash to be received from the holder plus accrued and unpaid interest is convertible into shares of common stock at the option of the holder. Upon receipt, in full, of cash by the Company equaling the purchase price of the convertible note plus interest or any portion thereof payable through maturity, the holder may convert such portion of the total amount of interest funded that would accrue to maturity into additional shares of common stock . Based upon the price of the Company’s common stock on June 30, 2011 of $.0073 per share the holder could convert the remaining principal amount plus interest of this convertible note into approximately 222,142,857 shares of common stock at the full contract value; of which the derivative liability associated with this arrangement is calculated.

The Company and the holder are presently negotiating potential amendments to this agreement, and funding and conversions have not occurred since April, 2011. For accounting purposes the note receivable has been fully reserved, and the liability is recorded, when netted against the debt discount and cumulative conversions, at the amount funded. Based upon the price of the Company’s common stock on June 30, 2011, the net liability of this note is convertible into approximately 115,380,952 shares of common stock. At the commitment date, the derivative value of the embedded conversion feature of such security was $536,000 and the debt discount was valued at $636,000. As of June 30, 2011, this value was calculated to be $472,773. During the year ended June 30, 2011, the holder converted $33,750 of principal into 10,000,000 shares of common stock and amortization of debt discount amounted to $412,332, reducing the debt discount balance to $100,000.

Arrangement #9 (JMJ Financial, Inc.)

On December 15, 2009, the Company entered into a new financing agreement with JMJ Financial that consists of the following: 1) a convertible note issued by the Company in the amount of $1,500,000 plus a one-time interest factor of 12% ($180,000) and a maturity date of December15, 2012 and (2) a secured promissory note in the amount of $1,400,000 plus a one-time interest rate factor of 13.2% ($180,000 ) and a maturity date of December 15, 2012 due from the holder of the convertible note. To date the Company has received a total of $300,000 cash and has issued no shares of common stock to the holder upon conversions. The remaining $1,280,000 of cash to be received from the holder plus accrued and unpaid interest is convertible into shares of common stock at the option of the holder. Upon receipt, in full, of cash by the Company equaling the purchase price of the convertible note plus interest or any portion thereof payable through maturity, the holder may convert such portion of the total amount of interest funded that would accrue to maturity into additional shares of common stock. The number of shares into which this convertible note can be converted is equal to the dollar amount of the note divided by 75% of the lowest trade price during the 20 day trading period prior to conversion. Based upon the price of the Company’s common stock on June 30, 2011 of $.0073 per share the holder could convert the remaining principal amount plus interest of this convertible note into approximately 285,714,286 shares of common stock at the full contract value; of which the derivative liability associated with this arrangement is calculated.

The Company and the holder are presently negotiating potential amendments to this agreement, and funding and conversions have not occurred since April, 2011. For accounting purposes the note receivable has been fully reserved, and the liability is recorded, when netted against the debt discount and cumulative conversions, at the amount funded. Based upon the price of the Company’s common stock on June 30, 2011, the net liability of this note is convertible into approximately 38,095,238 shares of common stock..At the commitment date, the derivative value of the embedded conversion feature of such security was $542,714 and the debt discount was valued at $642,714. As of June 30, 2011, this value was calculated to be $607,994. During the year ended June 30, 2011, amortization of debt discount amounted to $418,552, reducing the balance to $100,000.

Arrangement #10 (JMJ Financial, Inc.)

On April 5, 2010, the Company entered into a new financing agreement with JMJ Financial that consists of the following: 1) a convertible note issued by the Company in the principal amount of $1,200,000 plus a one-time interest factor of 12% ($144,000) and a maturity date of December 15, 2012, and (2) a secured promissory note from the holder of the convertible note in the amount of $1,100,000 plus a one-time interest rate factor of 13.2% ($144,000 each) and a maturity date of December 15, 2012. To date the Company has received a total of $100,000 cash and has issued no shares of common stock to the holder upon conversions. The remaining $1,144,000 of cash to be received from the holder plus accrued and unpaid interest is convertible into shares of common stock at the option of the holder. Upon receipt, in full, of cash by the Company equaling the purchase price of the convertible note plus interest or any portion thereof payable through maturity, the holder may convert such portion of the total amount of interest funded that would accrue to maturity into additional shares of common stock .The number of shares into which this convertible note can be converted is equal to the dollar amount of the note divided by 75% of the lowest trade price during the 20 day trading period prior to conversion. Based upon the price of the Company’s common stock on June 30, 2011 of $.0073 per share the holder could convert the remaining principal amount plus interest of this convertible note into approximately 228,571,429 shares of common stock at the full contract value; of which the derivative liability associated with this arrangement is calculated.

The Company and the holder are presently negotiating potential amendments to this agreement, and funding and conversions have not occurred since April, 2011. For accounting purposes the note receivable has been fully reserved, and the liability is recorded, when netted against the debt discount and cumulative conversions, at the amount funded. Based upon the price of the Company’s common stock on June 30, 2011, the net liability of this note is convertible into approximately 19,047,619 shares of common stock. At the commitment date, the derivative value of the embedded conversion feature of such security was $421,891 and the debt discount was valued at $521,891. As of June 30, 2011, this value was calculated to be $486,795. During the year ended June 30, 2011, amortization of debt discount amounted to $378,761, reducing the balance to $100,000.

Arrangement #11 (J. Fife)

On March 5, 2010, the Company entered into an new financing agreement with J. Fife that consist of a convertible note issued by the Company in the principal amount of $550,000 bearing interest at 7.5% per annum in which the Company received $495,000 cash up front. The Convertible Note has a maturity date of one year from the date of issuance. In addition, the Company had committed to issue in the future 2 additional promissory notes each in the principal amount of $275,000 each with an interest rate of 7.5% each upon the receipt of $250,000 of cash funding in exchange for such notes. The issuance of each of such notes was expected to take place upon the full conversion of the holder of its previous note into common stock of the Company. As of June 30, 2011, the 2 additional promissory notes are expected to be cancelled as part of a new extension and forbearance agreement the Company is presently renegotiating with the holder. Conversion of each of the Convertible Notes into common stock of the Company is at the option of the holder at a price equal to the dollar amount of the note being converted divided by 75% of the three lowest volume weighted average prices during the 20 day trading period immediately preceding the date of conversion. At the time of the transaction (March 5, 2010) the derivative value of this security was calculated to be $193,767 and the debt discount was valued at $243,767. As of June 30, 2010 and 2011, this liability was estimated to be $396,291 and $78,059, respectively, creating a non-cash credit to earnings of $318,232 in fiscal 2011. During the year ended June 30, 2011, the holder converted $398,245 of principal into 65,280,866 shares of common stock and amortization of debt discount amounted to $ 227,621, reducing the balance of the debt discount to $0.

On October 22, 2010, the Company entered into a Forbearance Agreement with this convertible note holder in which the lender agreed not to convert any additional amounts under the convertible notes until January 15, 2011, in exchange for increasing the original principal amount of those notes by 10% from $550,000 to $605,000 resulting in a charge of $55,000 for debt extension fees corresponding with the addition to the note principal. At the time of the October 22, 2010 transaction, the embedded conversion feature of this security for this incremental liability and loan discount was calculated to be $20,005. On June 30, 2011, given the changes in the Company’s stock price during the 20 day look-back period for June 30, 2011, this estimated liability decreased to $15,556; a decrease for the period from October 22, 2010 through June 30, 2011 of $4,449, creating a non-cash credit to earnings for the period ended June 30, 2011 of that amount. During the same period ended June 30, 2011, amortization of debt discount amounted to $20,005 reducing the balance to $0. Also, as of June 30, 2011, $30,000 of additional interest was accrued and $28,000 intervention fees were added to principle on the original note, consistent with the terms of a new extension and forbearance agreement the Company is presently renegotiating with the holder. This note which was originally scheduled to mature March 4, 2011 is expected to be extended to June 30, 2012. These increases in the convertible note will also be convertible into common stock of the Company at the option of the holder at a price equal to the dollar amount of the note being converted divided by 75% of the three lowest volume weighted average prices during the 20 day trading period immediately preceding the date of conversion. Based upon the price of the Company’s common stock on June 30, 2011 of $.0073 per share, the holder could convert the remaining principal amount plus interest of this convertible note into approximately 55,845,329 shares of common stock

The following table summarizes notes receivable under convertible debt and debenture agreements as of June 30, 2010 and June 30, 2011:

	June 30, 2010	June 30, 2011
	Amount	Amount
Arrangement #5- LaJolla Cove Investors, Inc.	$1,800,000	$-
less: reserve for utilization -LaJolla Cove Investors, Inc	$(600,000)	$-
Arrangement #7 - JMJ Financial, Inc	$950,000	$-
Arrangement #8 - JMJ Financial, Inc	$914,000	$-
Arrangement #9 - JMJ Financial, Inc	$1,100,000	$-
Arrangement #10 - JMJ Financial, Inc	$1,000,000	$-
total notes receivable	$5,164,000	$-
less: current portion, expected to be drawn within a year	$(2,700,000)	$-
Notes Receivable-long term portion	$2,464,000	$-

The following table summarizes notes payable under convertible debt and debenture agreements as of June 30, 2010 and June 30, 2011:

	June 30, 2010		June 30, 2011
	Amount		Amount
Arrangement #5- LaJolla Cove Investors, Inc.	$1,810,000	(**1 )	10,000
less: reserve for utilization -LaJolla Cove Investors, Inc	$(600,000)		$-
Arrangement #6 - JMJ Financial, Inc	$346,500		$-
Arrangement #7 - JMJ Financial, Inc	$1,200,000		$-
Arrangement #8 - JMJ Financial, Inc	$1,200,000		$705,750
Arrangement #9 - JMJ Financial, Inc	$1,500,000		$400,000
Arrangement #10 - JMJ Financial, Inc	$1,200,000		$200,000
Arrangement #11 - J. Fife	$550,000	(**2 )	234,755
total notes payable	$7,206,500		$1,550,505
less: unamortized debt discount	$(2,628,790)		$(300,000)
Convertible Notes payable-long term portion	$4,577,710		$1,250,505

(**1) INCLUDES BALANCE DUE TO ASSIGNEE SUBSEQUENT TO SETTLEMENT OF MARCH 17, 2011
(**2) INCLUDES INCREMENTAL LIABILITY SUBSEQUENT TO AMENDMENT DATED OCTOBER 22, 2010

A summary of our arrangements for notes payable and notes receivable under convertible debt and debenture agreements with activity from July1, 2010 to and as of September 30, 2011 is as follows:

Arrangement #1(La Jolla Cove Investors, Inc.)

On Sept 11, 2008, the Company received proceeds of $200,000 under a Securities Purchase Agreement from La Jolla Cove Investors, Inc. This transaction involves three related agreements: 1) a Securities Purchase Agreement which may under certain circumstances permit the Company to draw up to $2,000,000 of funds, 2) a convertible debenture totaling $2,000,000, with an interest rate of 7 1/4% and a maturity date of September 30, 2011, and 3) a secured note receivable in the amount of $1,800,000 with an interest rate of 8 1/4% and maturity date of September 30, 2011 due from the holder of the convertible debenture.

Conversion of outstanding debentures into common shares is at the option of the holder at a price equal to the dollar amount of the debenture divided by the lesser of $.35 per share or 80% of the three lowest volume weighted average prices during a 20 day trading period. At the time of the transaction (September 11, 2008), the derivative value of this security was calculated to be $1,176,471. On June 30, 2011, the derivative value of this security was calculated to be $3,468.

On March 16, 2011, the holder and the Company entered into a termination agreement whereby $1,800,000 of the principal, for both the note receivable and the convertible debenture, plus $90,291 in accrued interest receivable and $84,175 in accrued interest payable, was cancelled. Additionally in connection with the termination, the Company paid the holder $17,000 and assigned to a consultant engaged by the Company the unconverted portion of the convertible debenture in the amount of $10,000, which had been fully funded in cash and which was converted in full together with accrued interest of $500 for 2,560,976 shares of common stock during the quarter ended September 30, 2011 and as of September 30, 2011, this convertible note has been satisfied in full.

Arrangement #2 (JMJ Financial, Inc.)

On November 17, 2009, the Company received a total of $186,000 of proceeds in connection with a new financing agreement with JMJ Financial. This transaction consists of the following: 1) a convertible note payable in the amount of $1,200,000 plus a one-time interest factor of 12% ($144,000) and a maturity date of September 23, 2012, and (2) a secured promissory note receivable in the amount of $1,100,000 plus a one-time interest rate factor of 13.2% ($144,000 each) and a maturity date of September 23, 2012 due from JMJ Financial. Conversion of outstanding principal into shares of common stock is at the option of the holder. The number of shares into which this note can be converted is equal to the dollar amount of the note divided by 75% of the lowest trade price during the 20 day trading period prior to conversion.

At the commitment date, the derivative value of the embedded conversion feature of such security was $536,000 and the debt discount was valued at $636,000. As of June 30, 2011, this value was calculated to be $472,773. During the year ended June 30, 2011 the holder converted $33,750 of principal into 10,000,000 shares of common stock and amortization of debt discount amounted to $412,332, reducing the debt discount balance to $100,000. On September 30, 2011, given the changes in the Company’s stock price during the 20 day look-back period for September 30, 2011, this estimated liability had decreased to $235,517, a decrease this period of $237,206, creating a non-cash credit to earnings for the three months ended September 30, 2011 of that amount. During the three month period ended September 30, 2011, the Company reduced the note payable and debt discount by $42,000 in proportion with the amount funded to the total original funding commitment and amortization of debt discount amounted to $11,600 reducing the balance to $43,400. Also during the three months ended September 30, 2011 $54,456 of principle was converted into 14,187,500 shares of common stock. As of September 30, 2011, this convertible note has $609,294 outstanding.

Based upon the price of the Company’s common stock on June 30, 2011 of $.0073 per share the holder could convert the remaining principal amount plus interest of this convertible note into approximately 222,142,857 shares of common stock at the full contract value; of which the derivative liability associated with this arrangement is calculated. Based upon the price of the Company’s common stock on September 30, 2011 of $.0047 per share the holder could convert the remaining principal amount plus interest of this convertible note into approximately 277,948,500 shares of common stock at the full contract value; of which the derivative liability associated with this arrangement is calculated.

The Company and the holder negotiated amendments to this agreement, and funding and conversions did not occur between April, 2011 and September, 2011, when the agreement was revised to have a floor conversion price of $.0040. For accounting purposes the note receivable has been fully reserved, and the liability is recorded, when netted against the debt discount and cumulative conversions, at the amount funded. Based upon the price of the Company’s common stock on June 30, 2011, the net liability of this note is convertible into approximately 115,380,952 shares of common stock. Based upon the price of the Company’s common stock on September 30, 2011, the net liability of this note is convertible into approximately 152,323,500 shares of common stock.

Arrangement #3 (JMJ Financial, Inc.)

On December 15, 2009, the Company entered into a new financing agreement with JMJ Financial that consists of the following: 1) a convertible note issued by the Company in the amount of $1,500,000 plus a one-time interest factor of 12% ($180,000) and a maturity date of December15, 2012, and (2) a secured promissory note receivable in the amount of $1,400,000 plus a one-time interest rate factor of 13.2% ($180,000 ) and a maturity date of December 15, 2012 due from JMJ Financial. The number of shares into which this convertible note can be converted is equal to the dollar amount of the note divided by 75% of the lowest trade price during the 20 day trading period prior to conversion. To date the Company has received a total of $300,000 cash and has issued no shares of common stock to the holder upon conversions.

At the time of the transaction, the derivative value of the embedded conversion feature of this security was calculated to be $542,714. As of June 30, 2011, this value was calculated to be $607,994. During the year ended June 30, 2011 amortization of debt discount amounted to $418,552, reducing the debt discount balance to $100,000. On September 30, 2011, given the changes in the Company’s stock price during the 20 day look-back period for September 30, 2011, this estimated liability had decreased to $317,753, a decrease this period of $290,241, creating a non-cash credit to earnings for the three months ended September 30, 2011 of that amount. During the three month period ended September 30, 2011, the Company reduced the note payable and debt discount by $79,000 in proportion with the amount funded to the total original funding commitment and amortization of debt discount amounted to $3,600 reducing the balance to $17,400. As of September 30, 2011, this convertible note has $321,000 outstanding.

Based upon the price of the Company’s common stock on June 30, 2011 of $.0073 per share the holder could convert the remaining principal amount plus interest of this convertible note into approximately 285,714,286 shares of common stock at the full contract value; of which the derivative liability associated with this arrangement is calculated. Based upon the price of the Company’s common stock on September 30, 2011 of $.0047 per share the holder could convert the remaining principal amount plus interest of this convertible note into approximately 375,000,000 shares of common stock at the full contract value; of which the derivative liability associated with this arrangement is calculated.

The Company and the holder negotiated amendments to this agreement, and funding and conversions did not occur between April, 2011 and September, 2011, when the agreement was revised to have a floor conversion price of $.0040. For accounting purposes the note receivable has been fully reserved, and the liability is recorded, when netted against the debt discount and cumulative conversions, at the amount funded. Based upon the price of the Company’s common stock on June 30, 2011, the net liability of this note is convertible into approximately 38,095,238 shares of common stock. Based upon the price of the Company’s common stock on September 30, 2011, the net liability of this note is convertible into approximately 80,250,000 shares of common stock.

Arrangement #4 (JMJ Financial, Inc.)

On April 5, 2010, the Company entered into a new financing agreement with JMJ Financial that consists of the following: 1) a convertible note issued by the Company in the principal amount of $1,200,000 plus a one-time interest factor of 12% ($144,000) and a maturity date of December 15, 2012, and (2) a secured promissory note receivable from JMJ Financial in the amount of $1,100,000 plus a one-time interest rate factor of 13.2% ($144,000) and a maturity date of December 15, 2012. The number of shares into which this convertible note can be converted is equal to the dollar amount of the note divided by 75% of the lowest trade price during the 20 day trading period prior to conversion. To date the Company has received a total of $100,000 cash and has issued no shares of common stock to the holder upon conversions.

At the time of the transaction, the derivative value of the embedded conversion feature of this security was calculated to be $421,891 and at June 30, 2011, the estimated liability was calculated to be $486,795. During the year ended June 30, 2011 amortization of debt discount amounted to $378,761, reducing the debt discount balance to $100,000. On September 30, 2011, given the changes in the Company’s stock price during the 20 day look-back period for September 30, 2011, this estimated liability had decreased to $254,203, a decrease this period of $232,592, creating a non-cash credit to earnings for the three months ended September 30, 2011 of that amount. During the three month period ended September 30, 2011, the Company reduced the note payable and debt discount by $91,000 in proportion with the amount funded to the total original funding commitment and amortization of debt discount amounted to $1,543 reducing the balance to $7,457. As of September 30, 2011, this convertible note has $109,000 outstanding.

Based upon the price of the Company’s common stock on June 30, 2011 of $.0073 per share the holder could convert the remaining principal amount plus interest of this convertible note into approximately 228,571,429 shares of common stock at the full contract value; of which the derivative liability associated with this arrangement is calculated. Based upon the price of the Company’s common stock on September 30, 2011 of $.0047 per share the holder could convert the remaining principal amount plus interest of this convertible note into approximately 300,000,000 shares of common stock at the full contract value; of which the derivative liability associated with this arrangement is calculated.

The Company and the holder negotiated amendments to this agreement, and funding and conversions did not occur between April, 2011 and September, 2011, when the agreement was revised to have a floor conversion price of $.0040. For accounting purposes the note receivable has been fully reserved, and the liability is recorded, when netted against the debt discount and cumulative conversions, at the amount funded. Based upon the price of the Company’s common stock on June 30, 2011, the net liability of this note is convertible into approximately 19,047,619 shares of common stock. Based upon the price of the Company’s common stock on September 30, 2011, the net liability of this note is convertible into approximately 27,250,000 shares of common stock.

Arrangement #5 (J. Fife)

On March 3, 2010, the Company entered into a financing agreement with J. Fife that consisted of a convertible note issued by the Company in the principal amount of $550,000 bearing interest at 7.5% per annum in which the Company received $495,000 cash up front. The convertible note has a maturity date of 4 years from the date of issuance. In addition, the Company has committed to issue in the future 2 additional promissory notes each in the principal amount of $275,000, each with an interest rate of 7.5% and each upon the receipt of $250,000 of cash funding in exchange for such notes. The issuance of each of such notes is expected to take place upon the full conversion by the holder of its previous note into common stock of the Company. Conversion of each of the convertible notes into common stock of the Company is at the option of the holder at a price equal to the dollar amount of the note being converted divided by 75% of the three lowest volume weighted average prices during the 20 day trading period immediately preceding the date of conversion.

At the time of the transaction, the embedded conversion feature of this security was calculated to be $193,767 and the loan discount totaled $243,767 and at June 30, 2011, the estimated liability was calculated to be $78,065 and the debt discount had been amortized to $0. Also during the year ended June 30, 2011 approximately $30,000 of additional interest and $28,000 of intervention fees were added to the note balance for exceeding the first anniversary and the curtailment of conversions in April, 2011. On September 30, 2011, given the changes in the Company’s stock price during the 20 day look-back period for September 30, 2011 and conversions during the period this estimated liability had decreased to $28,069, a decrease this period of $49,996, creating a non-cash credit to earnings for the three months ended September 30, 2011 of that amount.

On October 22, 2010 the Company entered into a Forbearance Agreement with holder J. Fife in which J. Fife agreed not to convert any additional amounts under the convertible notes until January 15, 2011 in exchange for increasing the original principal amount of those notes by 10% from $550,000 to $605,000. This increase in the convertible notes is also convertible into common stock of the Company at the option of the holder at a price equal to the dollar amount of the note being converted divided by 75% of the three lowest volume weighted average prices during the 20 day trading period immediately preceding the date of conversion.

At the time of the transaction, the embedded conversion feature of this security for this incremental liability and loan discount was calculated to be $20,005 and at June 30, 2011, the estimated liability was calculated to be $15,556 and the debt discount had been amortized to $0. On September 30, 2011, given the changes in the Company’s stock price during the 20 day look-back period for September 30, 2011, this estimated liability decreased to $11,651, a decrease for the period from June 30, 2011 through September 30, 2011 of $3,905 creating a non-cash charge to earnings for the quarter ended September 30, 2011 of that amount.

On September 13, 2011 the Company entered into a second Forbearance Agreements with John Fife restructuring the investment. Under the terms of the Forbearance Agreement the agreed principal and accrued interest amount of the Convertible Note outstanding was $328,000 and the two additional promissory notes were cancelled. The Convertible Note which originally scheduled to mature March 4, 2011was extended until June 30, 2012 and a floor of $.0040 was put in the conversion price feature. Increases in the principal amount of the convertible note are also be convertible into common stock of the Company at the option of the holder at a price equal to the dollar amount of the note being converted divided by 75% of the three lowest volume weighted average prices during the 20 day trading period immediately preceding the date of conversion. During the three months ended September 30, 2011 $47,250 of principle was converted into 10,000,000 shares of common stock.

As of September 30, 2011, this convertible note has a total of $187,505 of principle and $93,245 of accrued interest outstanding, convertible into 46,876,218 shares of common stock.

Arrangement #6 (J. Wright)

On August 11, 2011 the Company issued to Jay Wright a Convertible Note plus a Warrant in a Private Placement pursuant to Section 4(2) of the Securities Act of 1933 and received $25,000 in gross proceeds. The instrument is in the principal amount of $25,000 and matures on February 11, 2011. Interest only is payable at the rate of 1% per month by the Company to the holder until maturity. The Convertible Note may be converted into common stock of the Company at $.0068 per share, provided, however, such price may be adjusted downward if the Company issues any common stock below such price. The Warrant gives the holder the right for a period of 5 years to purchase up to 3,676,471 shares of the Company’s common stock also at $.0068 per share subject also to a downward adjustment to provide anti-dilution protection.

All proceeds received in connection with the above financing have been used by the Company as working capital.

At the time of the transaction, the embedded conversion feature of this security and the warrant was calculated to be $4,660 and the loan discount totaled the same. On September 30, 2011, given the changes in the Company’s stock price during the 20 day look-back period for September 30, 2011 and conversions during the period this estimated liability had increased to $8,411, an increase this period of $3,751, creating a non-cash charge to earnings for the three months ended September 30, 2011 of that amount. During the three month period ended September 30, 2011 amortization of debt discount amounted to $1,306 reducing the balance to $3,354.

As of September 30, 2011, this convertible note has $25,000 of principle and $400 of accrued interest outstanding, convertible into 6,250,000 shares of common stock.

A rrangement #7 (St. George Investments)

On September 13, 2011, the Company issued a second Convertible Note to John Fife founder and president of St. George Investments, in a Private Placement pursuant to Section 4(2) of the Securities Act of 1933. The initial principal amount of the first funded tranche of the Convertible Note was $357,500 and the Company received cash proceeds of $300,000. A second tranche of the Convertible Note in the amount of $200,000 cash is funded upon the filing by the Company of a Registration Statement on Form S-1 with the Securities and Exchange Commission providing for the registration of 185,400,000 shares of common stock that may be converted into from time to time by the holder of the Convertible Note. The instrument is convertible into the Company’s common stock at 75% of the volume weight average price of the stock based upon the average of the three lowest trading days in the 20 day trading period immediately preceding such conversion. Absent an effective Registration Statement, the holder of the Convertible Note may not sell any common stock prior to 6 months from the date of funding of each of the respective tranches of such instrument under Rule 144 of the Securities Act of 1933.

All proceeds received in connection with the above financing have been used by the Company as working capital.

At the time of the transaction, the embedded conversion feature of this security and the warrant was calculated to be $137,481 and the loan discount totaled 194,981. On September 30, 2011, given the changes in the Company’s stock price during the 20 day look-back period for September 30, 2011 and conversions during the period this estimated liability had decreased to $97,614, a decrease this period of $39,868, creating a non-cash credit to earnings for the three months ended September 30, 2011 of that amount. During the three month period ended September 30, 2011 amortization of debt discount amounted to $10,993 reducing the balance to $183,987. As of September 30, 2011, this convertible note has $357,500 of principle and $1,250 of accrued interest outstanding, convertible into 95,016,611 shares of common stock.

The following table summarizes notes payable under convertible debt and debenture agreements as of June 30, 2011 and September 30, 2011 (unaudited):

	June 30, 2011	September 30, 2011
		(unaudited)
	Amount	Amount
Arrangement #1- LaJolla Cove Investors, Inc. (…1)	$10,000	$-
less: reserve for utilization -LaJolla Cove Investors, Inc	$-	$-
Arrangement #2 - JMJ Financial, Inc	$705,750	$609,294
Arrangement #3 - JMJ Financial, Inc	$400,000	$321,000
Arrangement #4 - JMJ Financial, Inc	$200,000	$109,000
Arrangement #5 - J. Fife	$234,755	$187,505
Arrangement #6 - Jay Wright	$-	$25,000
Arrangement #7 - St. George Investments	$-	$357,500
total notes payable	$1,550,505	$1,350,701
less: unamortized debt discount	$(300,000)	$(258,598)
Convertible Notes payable-long term portion	$1,250,505	$1,092,103

During the three months ending September 30, 2011 and 2010, the following transactions impacted stockholders equity

Private Placements

During the three months ended September 30, 2011, the Company issued 20 million shares of its common stock in connection with private placements pursuant to Rule 506 of Regulation D of the Securities Act of 1933, as amended, raising gross proceeds of $80,000 and paying finder’s fees in the amount of $8,000. The proceeds were used by the Company as working capital.

During the three months ended September 30, 2010, the Company did not issue any shares of its common stock in connection with private placements.

Stock Based Compensation

During the three months ended September 30, 2011, the Company issued 1,035,000,000 shares of common stock to officers and directors, valued at $ 6,520,500, the entire amount of which is included general and administrative expenses in theConsolidated Statements of Operations for that period. Also during the three months ended September 30, 2011, the Company issued no shares of its common stock to consultants and the Board of Directors revised the exercise price of options to purchase up to 98,000,000 shares of common stock previously granted to officers inSeptember, 2008 (originally exercisable for 5 years with an exercise price of 5 cents per share). The exercise price of options to purchase up to 98,000,000 shares was revised to $.0040; the incremental cost of $339,700 was recorded as deferred compensation which will be amortized to expense through September 18, 2013.

During the three months ended September 30, 2010, the Company did not issue any stock-based compensation, warrants or options to officers or employees and issued 5,075,000 shares of its common stock to consultants valued at $62,945, the entire amount of which is included general and administrative expenses in theConsolidated Statements of Operations for that period.

Conversion of Debt Securities

During the three months ended September 30, 2011, $112,206 of convertible debt and accrued interest thereon was converted into 26,748,476 shares of common stock.

During the three months ended September 30, 2010, $650,587 of convertible debt and accrued interest thereon was converted into 72,133,538 shares of common stock.

During the fiscal year ending June 30, 2011, the following transactions impacted stockholders equity

Private Placements

During the fiscal year ended June 30, 2011, the Company received $ 265,500 of net proceeds from the issuance of 67,500,000 shares of common stock in private placements with accredited investors, which included $50,000 of stock subscriptions that were collected on July 6, 2011. The aggregate cost of such placements was $ 29,500.

Stock Based Compensation

The Company did not issue any awards of common stock or options to Officers, Directors or Employees during the fiscal year ended June 30, 2011.

Conversion of debt securities

During the fiscal year ended June 30, 2011, $ 2,346,896 of debt was converted into 382,175,312 shares of common stock to holders of Convertible Notes.

Reparations

The Company did not issue any shares to investors for reparations.

During the fiscal year ending June 30, 2010, the following transactions impacted stockholders equity

Private Placements

During the fiscal year ended June 30, 2010, the Company received $225,000 of net proceeds from the issuance of 30,666,667 shares of common stock in private placements with accredited investors. The aggregate cost of such placements was $25,000.

Stock Based Compensation

The Company did not issue any awards of common stock or options to Officers, Directors or Employees during the fiscal year ended June 30, 2010. The Company issued 1,575,000 shares of common stock to various vendors and consultants valued at a total of $34,313 based upon the market price of the common stock on various different dates to such persons during the period.

Conversion of debt securities

During the fiscal year ended June 30, 2010, $3,415,250 of debt was converted into 232,723,736 shares of common stock to holders of Convertible Notes. In addition the Company issued 26,666,667 shares of common stock to Microphase Corporation for the conversion of $200,000 of previously outstanding accounts payable at $.0075 per share. The price was based upon the price offered to investors in concurrent private placements with accredited investors during this period. The Company recorded an addition to interest expense on this beneficial conversion feature.

Reparations

On November 19, 2009, an investor received 1,700,000 shares of common stock valued at $35,530 for reparation of a prior investment of $50,000 for the issuance of 5,000,000 shares of common stock.

During the Fiscal Year Ended June 30, 2009 the following transactions impacted stockholders equity

Private Placements

During the quarter ended September 30, 2008, the Company issued 4,000,000 shares of its common stock at $.05 per share in private placements, generating net proceeds of $180,000. Related to this transaction was the issuance of 3,862,000 shares as reparations shares to effect re-pricing at a cost estimated to be $216,689.

No private placements occurred in the quarter ending December 31, 2008.

During the quarter ended March 31, 2009, the Company issued 35,000,000 shares of its common stock at $.01 per share in private placements generating net proceeds of $315,000. Related to these transactions was the issuance of 7,660,000 shares as reparations shares to effect re-pricing, costing an estimated $99,483.

During the quarter ended June 30, 2009, the Company issued 33,333,333 shares of its common stock at $.0075 per share in private placements generating gross proceeds of $225,000. Related to these transactions was the issuance of 2,000,000 shares as reparations shares to effect re-pricing, costing an estimated $64,000 and finder’s fees of $25,000.

Also during the quarter ended June 30, 2009, the Company issued 20,775,000 shares in settlement of $169,875 of prior promissory notes payable plus accrued interest and incurred a beneficial conversion of $114,500.

Stock Based Compensation

During the three months ended September 30, 2008, the Company issued 5 year options to purchase 104,675,000 shares of common stock at $.05 per share. The value of such options was estimated to be $4,071,348 using the Black Scholes method, based on an assumed volatility of 78% and an interest rate of 1.5% . In addition, 61,750,000 shares of common stock valued at $3,525,615 were issued to employees and consultants. (See note 3.)

No such transactions occurred in the quarters ending December 31, 2008 and March 31, 2009.

During the quarter ended June 30, 2009, the Company granted 3 officers of the Company the right to convert an aggregate of $1,465,992 of loans and accrued and unpaid compensation and accrued interest into common stock of the Company at a price of $.0075 per share.

Conversion of debt securities

During the fiscal year ended June 30, 2009, $3,303,333 of debt was converted into 278,346,019 shares of common stock. Included in this amount is $112,500 of notes payable to a related party which were sold to an investor for $112,500 cash and subsequently converted into 15,000,000 shares of the Company’s common stock valued at $.0075 per share. Additionally $57,375 of prior notes plus accrued interest outstanding was settled by the issuance of 5,775,000 shares of common stock. All other debt converted involved long term convertible debentures.

Reparations

During the year ended June 30, 2009, the Company issued certain shares to effect re-pricing of prior private placements and to induce new investments as summarized of the following table:

		REPARATION		PRIOR		NEW	NEW	TOTAL
DATE		SHARES	VALUE	INVESTMENT		INVESTMENT	INVESTMENT
							SHARES
9/30/2008	INVESTOR 1	3,862,000	$216,689	$1,000,000		$200,000	4,000,000	$216,689
3/25/2009	INVESTOR 2	7,660,000	$99,483	$520,000		$150,000	15,000,000	$99,483
4/15/2009	INVESTOR*3	1,000,000	$12,000	$1,126,723		$-	-	$12,000
5/15/2009	INVESTOR*3	1,000,000	$20,000	$-		$-	-	$20,000
6/15/2009	INVESTOR*3	1,000,000	$20,000	$-	$		-	$20,000
6/29/2009	INVESTOR 4	5,000,000	$64,000	$250,000		$50,000	5,000,000	$64,000
TOTALS		19,522,000	$432,172	$2,896,723		$400,000	24,000,000	$431,172

Note:	INVESTOR*3	3,000,000	$52,000					$52,000
REPARATION of INVESTOR 3 was for conversion of debt

BENEFICIAL CONVERSION FEATURE

In April 2009, the Board of Directors authorized the right for the officers to convert into shares of the Company’s common stock officers’ loans discussed in Note 9, plus accrued interest thereon, at any time for the next five years providing such shares are issued, outstanding and available, at a conversion price of $.0075. The officers’ notes plus accrued interest are convertible into approximately 116,763,169 shares of the Company’s common stock based upon the conversion terms at June 30, 2011 (see note 13).

Other Equity

During the years ended June 30, 2008 and 2009, the Company reevaluated warrants contracts to purchase 13,104,168 shares at fixed prices ranging from $.05 to $.15 per share originally issued during fiscal year ended June 30, 2008 pursuant to FASB Standards Codification Topic 815 (previously known as EITF 00-19). Such reevaluation was to review if the Company should record an additional derivative liability which would be recordable if the other convertible instruments the Company has outstanding, primarily the convertible debentures discussed above, would limit or prevent the Company from honoring the conversion of these fixed price warrants during their contract term. The evaluation was performed on a contract by contract basis on equity instruments subject to FASB Standards Codification Topic 815 (previously known as EITF 00-19), namely warrants discussed above and the convertible debenture agreements. The Company utilized a sequencing method prescribed by FASB Standards Codification Topic 815 (previously known as EITF 00-19), applying shares available to contracts with the earliest inception date first.

During the fiscal year ended June 30, 2008, the Company reclassified contracts for warrants to purchase 12,604,168 shares at fixed prices ranging from $.13 to $.15 per share to contingent liabilities. Contracts for warrants to purchase 11,111,112 shares of the Company’s common stock at $.14 per share were reclassified to permanent equity in May of 2009, and contracts for warrants to purchase 1,604,168 shares of the Company’s common stock at fixed prices ranging from $.13 to $.15 per share were reclassified to permanent equity in September, 2009. The liability was recorded at the fair market value, such estimated value, as restated, was based upon the contractual life of the free standing warrants, using the Black Sholes pricing model, based on the following weighted average assumptions: annual expected return of 0%, an average life of 5 years, annual volatility of 81% and a risk-free interest rate 2.25% . At the issuance date of the free standing warrants, which warrants were issued during the fourth quarter of fiscal June 30, 2008, the estimated value approximated $1,006,200 and, as recalculated on the quarterly measurement dates, at June 30, 2008 the estimated value approximated $433,300. During the fiscal year ended 2009, the estimated value was determined to no longer be material. The net change in the contingent liability was credited to the change in derivative value in the Consolidated Statement of Operations for each of the fiscal years ended June 30, 2008 and 2009 for $572,900 and $433,300, respectively, in accordance FASB Standards Codification Topic 815 (previously known as EITF 00-19).

Subsequent to September 30, 2009, the Company has not entered into, and presently the Company does not have, any have contracts for warrants or other equity instruments subject to reclassification to liabilities as prescribed by FASB Standards Codification Topic 815 (previously known EITF 00-19) until August 10, 2011 when it entered into a Convertible Note for $25,000 which concurrently provided the note holder a warrant and recorded an additional derivative liability for the warrant.

STOCK OPTIONS

A summary of the stock option activity for the years ended June 30, 2010 and 2011 pursuant to the terms of both plans, which include incentive stock options and non-qualified stock options, is set forth on the below:

	Number of	Weighed
	Options	Average
		Exercise
		Price
Outstanding at June 30, 2009	145,293,000	$0.11
Granted	0
Exercised	0
Cancelled/Expired	(7,775,000)	(0.25)
Outstanding at June 30, 2010	137,518,000	$.087
Granted	0
Exercised	0
Cancelled/Expired	(23,798)	(.21)
Outstanding at June 30, 2011	113,720,000	$$.063

The fair value of options granted in fiscal year ended June 30, 2009 was estimated as of the date of grant using the Black-Scholes stock option pricing model, based on the following weighted average assumptions: annual expected return of 0%, an average life of 5 years, annual volatility of 80.3% and a risk-free interest rate of 3.0% in the year 2009.

The following summarizes information about stock options outstanding at June 30, 2011:

RANGE OF EXERCISE	NUMBER	WEIGHTED	WEIGHTED	NUMBER	WEIGHTED
PRICE	OUTSTANDING	AVERAGE	AVERAGE	EXERCISABLE	AVERAGE
		REMAINING	EXERCISE		EXERCISE
		CONTRACTUAL	PRICE		PRICE
		LIFE
$.00-$.05	103,475,000	2.2	$.05	103,475,000	$.050
$.05-$.21	10,245,000.7		$.195	10,245,000	$.195
Totals				113,720,000	$.063

During the quarter ended & at September 30, 2011; options to purchase 3,635,000 & 110,085,000 shares; expired & remain outstanding.

WARRANTS

During the fiscal year ended June 30, 2011, the Company issued no warrants and warrants covering 83,711,665 shares of common stock expired. During the fiscal year ended June 30, 2010, the Company issued no warrants, and warrants covering 40,953,943 shares of common stock expired. As of June 30, 2011 and 2010, warrants covering 21,480,837 and 105,192,502 shares respectively remained outstanding with a weighted average exercise price of $ 0.063 and $0.21, respectively.

The following summarizes information about warrants outstanding at June 30, 2011:

	NUMBER	WEIGHTED	WEIGHTED	NUMBER	WEIGHTED
RANGE OF EXERCISE	OUTSTANDING	AVERAGE	AVERAGE	EXERCISABLE	AVERAGE
PRICE		REMAINING	EXERCISE		EXERCISE
		CONTRACTUAL	PRICE		PRICE
		LIFE
$.00-$.15	13,104,168	1.8	$.1350	13,104,168	$.1350
$16-$.21	8,376.669	.5	$.1816	8,376,669	$.1816
Total				21,480,837	$.1532

During the quarter ended & at September 30, 2011; warrants to purchase 3,676,471, 6,208,334 & 19,323,974 shares; were issued, expired & remain outstanding.

RELATED PARTY TRANSACTIONS	15 Months Ended
Sep. 30, 2011
RELATED PARTY TRANSACTIONS [Text Block]

9. RELATED PARTY TRANSACTIONS

Mr. Durando, the President and CEO of mPhase, together with Mr. Ergul own a controlling interest and are officers of Janifast Limited. Mr. Durando and Mr. Dotoli are officers of Microphase Corporation. Mr. Ergul, retired as the chairman of the board of mPhase in Nov 2007, owns a controlling interest and is a director of Microphase Corporation.

Mr. Abraham Biderman was employed until September 30, 2003, by our former investment-banking firm, Lipper & Company.

During the fiscal year ended June 30, 2007, Mr. Biderman’s current firm, Eagle Advisers, Inc., as a finder of money generated finders’ fees of $520,000, as well as additional administrative and occupancy charges of $43,400. In 2008, Mr. Biderman was paid $188,472 in finders’ fees. During fiscal years ended June 30, 2009 and June 30, 2010 Mr. Biderman charged finders’ fees of $80,000 and $25,000 respectively. During the year ended June 30, 2011, Mr. Biderman charged finders’ fees of $24,500.

During fiscal year ended June 30, 2009, Messrs. Durando, Dotoli and Smiley provided no net bridge loans to the Company.

As of June 30, 2010, bridge loans outstanding, including accrued interest thereon, from Mr. Smiley equaled $183,187. As of June 30, 2010, Mr. Durando and Mr. Dotoli were owed unpaid compensation plus accrued interest thereon at 12% per annum equal to $419,436 and $268,194, respectively. On October 7, 2009, the Company paid Messrs. Durando, Dotoli and Smiley $45,000, $45,000 and $25,000 respectively in reduction of amounts owed to them by the Company for unpaid compensation and bridge loans.

In April 2009, the Board of Directors authorized the right for the officers to convert such loans plus accrued interest thereon at any time for the next five years into common shares provided such shares are issued, outstanding and available, at a conversion price of $.0075, which price is comparable to that of private placements during the period. The Company recorded beneficial conversion interest expense of $914,060, $82, 609 and $0 during the years ended June 30, 2009, June 30, 2010 and June 30, 2011, respectively, on the conversion feature based upon principal at the commitment date and accrued interest through June 30 of 2009, 2010 and 2011, respectively. On August 25, 2011, the Board amended the conversion feature of these officers’ loans to a conversion price of $.0040. During the three months ended September 30, 2011 the Company recorded beneficial conversion interest expense of $2,320.

As of June 30, 2011 and September 30, 2011, outstanding bridge loans from Mr. Smiley, including accrued interest thereon, amounted to $191,755 and $205,092, respectively. All of the promissory notes are payable on demand. As of June 30, 2011 and September 30, 2011, unpaid compensation owing to Mr. Durando and Mr. Dotoli, plus accrued interest thereon at 12% per annum, equaled $415,164 and $268,204 and $435,270 and $284,483 respectively. All of the promissory notes are payable on demand. The officers’ notes plus accrued interest are convertible into approximately 116,763,169 and 231,211,415 shares of the Company’s common stock based upon the conversion terms at June 30, 2011 and September 30, 2011, respectively.

MICROPHASE

The Company leases office space from Microphase at both its Norwalk and Little Falls location. As of July 1, 2011, rental expense is $3,630 and $2,347 per month at Norwalk and Little Falls, respectively. In addition, Microphase provides certain research and development services and shares administrative personnel from time to time.

During the year ended June 30, 2011, Microphase Corporation charged the Company $36,000 for rent and $9,356 for administrative expenses.

During the year ended June 30, 2010, Microphase Corporation charged the Company $36,000 for rent and $9,936 for administrative expenses and $337,500 development fees related to the Emergency Flashlight product launch included in research and development expenses. Additionally, in July 2009 Microphase Corporation converted $200,000 of accounts payable into 26,666,667 shares of the Company’s common stock at $.0075 per share. Such price was determined based upon the price of private placements of equity by the Company during such period. The Company recorded beneficial conversion interest expense of $586.667 relating to this conversion. During the three months ended September 30, 2010 and September 30, 2011 and from inception (October 2, 1996), $10,529, $13,191 and $9,491,152, respectively, have been charged to expense. As a result of the foregoing transactions, as of September 30, 2011, the Company had a $31,433 payable to Microphase.

JANIFAST

During the year ended June 30, 2000, mPhase advanced money to Janifast Limited, which is owned by U.S. Janifast Holdings, Ltd, a related party of which three directors of mPhase are significant shareholders, in connection with the manufacturing of POTS Splitter shelves and DSL component products.

During the years ended June 30, 2003, 2004 and 2005 and the period from inception (October 2, 1996) to June 30, 2005, there had been $174,959, $2,771,925, 1,536,494 and $15,001,105, respectively, of invoices for products and services that had been charged to inventory or expense and is included in “discontinued operations” in the accompanying statements of operations.

During the year ended June 30, 2007, Janifast agreed to convert $108,000 of debt into 830,000 shares of common stock and received 769,231 additional shares of stock as reparations.

In March of 2009, Janifast Ltd. ceased operations owing to its financial condition and the global downturn in the capital markets.

STRATEGIC VENDORS

On August 30, 2004, the Company paid $100,000 in cash to Piper Rudnick LLP, outside legal counsel to the Company, as part of a renegotiated settlement agreement that was originally effective as of March 31, 2002. The Company was in arrears with respect to payments due under the original settlement agreement and as part of the renegotiated agreement agreed to make the following payments:

a.

$25,000 on each of December 1, 2004, March 2005, June 1, 2005, September 1, 2005 and a $50,000 payment on December 1, 2005. Thereafter the Company is obligated to pay $25,000 on each of March 1, 2006, June 1 2006, and September 1, 2006 with a final payment of $75,000 of December 1, 2006.

b.	The Company also delivered a 5 year cashless warrant to purchase $150,000 worth of common stock at $.25 per share.

The warrant was valued pursuant to EITF 96-18, the ascribed value of the warrant minus the debt cancelled, resulting in a loss of $40,500.

Equity Conversions of Debt and Other Financial Instruments with Related Parties

During the fiscal years ended June 30, 2010 and June 30, 2011, there were limited equity conversions of debt or other financial instruments with related parties.

		2010		2011
Janifast:
Number of shares		None		None
Number of warrants		None		None
Amount converted to equity	$	None	$	None
Microphase Corporation:
Number of shares		26,666,667		None
Number of warrants		0		None
Amount converted to equity		$200,000	$	None
Total Related Party Conversions
Number of shares		26,666,667		None
Number of warrants		0		None
Amount converted to equity		$200,000	$	None

Summary of compensation to related parties for the Twelve Months Ended June 30, 2011

	Durando	Dotoli	Smiley	Biderman	Microphase	Total
Consulting / Salary	$160,000	$144,000	$140,000			$444,000
Interest	$33,728	$18,610	$16,569			$68,907
Rent					$36,000	$36,000
G&A					$9,356	$9,356
R&D						$0
Finder’s Fees				$24,500		$24,500
Total compensation	$193,728	$162,610	$156,569	$24,500	$45,356	$582,763

Summary of compensation to related parties for the Twelve Months Ended June 30, 2010

	Durando	Dotoli	Smiley	Biderman	Microphase	Total
Consulting / Salary	$200,000	$180,000	$175,000			$555,000
Interest	$56,483	$39,375	$24,356			$120,214
Rent					$36,000	$36,000
G&A					$9,936	$9,936
R&D					$337,500	$337,500
Finder’s Fees				$25,000		$25,000
Total compensation	$256,483	$219,375	$199,356	$25,000	$383,436	$1,083,650

Summary of compensation to related parties for the Three Months Ended September 30, 2011 (unaudited)

	Durando	Dotoli	Smiley	Biderman	Lawrence	Microphase	Total
Consulting / Salary	$37,500	$34,167	$33,333				$105,000
Interest	$13,116	$8,679	$6,337				$28,132
Rent						$10,890	$10,890
G&A						$2,301	$2,301
R&D							$0
Finders Fees				$8,000			$8,000
Stock based compensation (shares issued)*	$2,488,500	$1,858,500	$1,858,500	$252,000	$63,000		$6,520,500
Stock based compensation (previously issued options repriced)**	$173,316	$103,990	$62,394				$339,700
Total compensation	$2,712,432	$2,005,336	$1,960,564	$260,000	$63,000	$13,191	$7,014,523

Common stock issued August 25, 2011*

Options issued (5years @ 5 cents in September, 2008 repriced @ $.0040; the incremental cost of $339,700 to amortized through September 18, 2013)

Summary of compensation to related parties for the Three Months Ended September 30, 2010 (unaudited)

	Durando	Dotoli	Smiley	Biderman	Lawrence	Microphase	Total
Consulting / Salary	$40,000	$36,000	$35,000				$111,000
Interest	$9,044	$4,989	$4,477				$18,510
Rent						$9,000	$9,000
G&A						$1,529	$1,529
R&D							$0
Finders Fees							$0
Total compensation	$49,044	$40,989	$39,477	$0	$0	$10,529	$140,039

Summary of payables to related parties as of June 30, 2011

				Total
				Notes
	Durando	Dotoli	Smiley	Payable	Biderman	Microphase	Total
Notes payable	$263,479	$148,306	$111,030	$522,815			$522,815
Due to Officers / Affiliates					$150,000	$27,242	$177,242
Interest Payable	$151,685	$120,498	$80,725	$352,909			$352,909
Total Payable to Officers / Affiliates	$415,164	$268,804	$191,755	$875,724	$150,000	$27,242	$1,052,966

Summary of payables to related parties as of June 30, 2010

				Total
				Notes
	Durando	Dotoli	Smiley	Payable	Biderman	Microphase	Total
Notes payable	$301,479	$166,306	$119,030	$586,815			$586,815
Due to Officers / Affiliates	$0	$0	$0	$0		$19,214	$19,214
Interest Payable	$117,957	$101,888	$64,157	$284,002	$150,000		$434,002
Total Payable to Officers / Affiliates	$419,436	$268,194	$183,187	$870,817	$150,000	$19,214	$1,040,031

Summary of payables to related parties as of September 30, 2011 (unaudited)				Total Notes
	Durando	Dotoli	Smiley	Payable	Biderman	Microphase	Total
Notes payable	$270,479	$155,306	$118,030	$543,815			$543,815
Due to Officers / Affiliates					$150,000	$31,433	$181,433
Interest Payable	$164,791	$129,177	$87,062	$381,030			$381,030

Total Payable to Officers / Affiliates	$435,270	$284,483	$205,092	$924,845	$150,000	$31,433	$1,106,278

EXECUTIVE COMPENSATION AWARD DURING QUARTER ENDED SEPTEMBER 30, 2011(UNAUDITED)

On August 25, 2011, the Board of Directors awarded Messrs Ronald A. Durando, CEO, Gustave T. Dotoli, COO and Martin Smiley, EVP, 395,000,000, 295,000,000 and 295,000,000 restricted shares of common stock of the Company and awarded Messrs. Abraham Biderman and Victor Lawrence, as Directors 40and 10 million restricted shares of common stock of the Company.

In addition, previous 5 year option awards issued on September 18, 2008 to Messrs. Durando, Dotoli and Smiley were re-priced to $.0040 per share from $.05 per share covering 50,000,000 shares, 30,000,000 shares and 18,000,000 shares of common stock of the Company respectively. The revised exercise price of options to purchase up to 98,000,000 shares to $.0040 resulted in an incremental cost of $339,700 which was recorded as deferred compensation which will be amortized to expense through September 18, 2013. Additionally on August 25, 2011, the Board amended the conversion feature of officers loans discussed earlier in this Note 9, with a conversion price of $.0075 originally set in April 2009, to a revised conversion price of $.0040.

INCOME TAXES	15 Months Ended
Sep. 30, 2011
INCOME TAXES [Text Block]

NOTE 10 - INCOME TAXES

The accompanying consolidated balance sheet includes the following components of deferred taxes under the liability method:

The accompanying consolidated balance sheet includes the following components of deferred taxes under the liability method:

	2010	2011
Deferred Tax Liabilities
Property and equipment	-	-
Accrued expenses	-	-
Deferred Tax Assets
Net operating loss carry forward	$40,728,080	$44,185,925
Accrued expenses	-	-
	40,728,080	44,185,925
Net Deferred Tax Asset	40,728,080	44,185,925
Valuation allowance	(40,787,080	(44,185,925)
	$-	$-

At June 30, 2011, the Company has federal net operating loss carry forwards of approximately $ 111.6 million and $ 110.7 million to offset future federal and state income taxes, respectively, which expire at various times from 2016 through 2030. The federal net operating loss carry forwards may be subject to the separate return loss limitation rules and IRC section 382 limitations due to changes in ownership. The Company has assessed the evidence of its forecasted future operations against the potential likelihood of the realization of the deferred tax assets to make the determination that the Company will not utilize these carry forwards and has recorded a valuation allowance against the net deferred tax asset.

The Company has a loss of $ $7,365,745 in 2010 and $486,391 in 2011. Deferred income taxes relate principally to the use of net operating loss carry forwards; these can differ from computations based upon book losses for the use for tax purposes of accelerated depreciation methods and the difference in the book and tax basis of certain stock based compensation.

The provision for income taxes from continuing operations differs from taxes that would result from applying Federal statutory rates because of the following:

		Year ended June 30,
	2010
	Amount	Percent		Amount	Percent
Taxes at Federal Statutory Rate	$(2,504,470)	(34.0%	)	$(148,373)	(34.0)%
State Taxes Net of Federal Tax	(407,285)	(5.60%	)	(24,438)	(5.60)%
Benefit Utilization of NOL
Tax Credits
Valuation Allowance	2,911,715	39.6%		172,811	39.6%
Other-non deductible stock based compensation- restricted shares and unexercised options	$-	-		$-	-

COMMITMENTS AND CONTINGENCIES	15 Months Ended
Sep. 30, 2011
COMMITMENTS AND CONTINGENCIES [Text Block]

11. COMMITMENTS AND CONTINGENCIES

COMMITMENTS

The Company had a lease obligation for the rental of office space in Little Falls New Jersey until May 1, 2011. The current annual obligation under such lease requires rent of $2,347 per month ($28,164 annually) for the year beginning June 1, 2011 and ending May 31, 2012.

mPhase has entered into various agreements with Georgia Tech Research ("GTRC") and its affiliate, Georgia Tech Applied Research Corporation ("GTARC"), pursuant to which the Company receives technical assistance in developing the commercialization of its Digital Video and Data Delivery System. The amount incurred by the Company for GTRC technical assistance with respect to its research and development activities during the years ended 2009, 2010 and 2011 totaled $0, $0 and $0 respectively, and $13,539,952 from the period from inception through June 30, 2011, all of which is included in “discontinued operations”.

CONTINGENCIES

The Company has offered and sold convertible notes to JMJ Financial in the aggregate principal amount plus accrued interest of $10,270,400 through June 30, 2011. Such convertible notes provide cash funding to the Company of up to $9,500,600. Through June 30, 2011 and September 30, 2011, approximately $6,472,000 of cash has been received by the Company, $5,936,150 and $5,990,606 of which of which has been converted by JMJ Financial through June 30, 2011 and September 30, 2011, respectively, into a substantial number of shares of common stock without registration under the Securities Act of 1933, as amended, or qualification under state securities laws. The Company believes that any sales of common stock by JMJ are in full compliance with Rule 144 of the Securities Act of 1933, as amended, and has obtained an opinion of outside counsel regarding such compliance.

Nevertheless, it is possible such compliance could be challenged in the future by either regulatory agencies or shareholders. In particular, questions regarding the economic risk of JMJ Financial with respect to the collateral required under the secured note delivered by JMJ Financial in payment of the purchase price for the Company’s convertible note could be raised since the secured note contains a prepayment provision allowing JMJ to prepay such note, in full, by returning the convertible note. If a court of law determines that any offer or sale of common stock of the Company received in a conversion by JMJ Financial was not in compliance with Rule 144 then JMJ could be deemed to be an underwriter. The result would be that the Company would have been engaged in a primary offering of common stock through an underwriter in violation of the registration requirements of the Securities Act of 1933, as amended.

The Securities Act of 1933, as amended, requires that any claim for rescission be brought within one year of the violation. The time periods within which claims for rescission must be brought under state securities laws vary and may be two years or more from the date of the violation. At June 30, 2011 and September 30, 2011, approximately 395 million shares of our outstanding common stock issued in respect of our convertible note transactions with JMJ Financial could be subject to rescission with a potential liability approximating $4.08 and $4.171 million, including a liability of approximately $448,000 and $538,800 for interest at 10% per annum, respectively.

FAIR VALUE MEASUREMENTS	15 Months Ended
Sep. 30, 2011
FAIR VALUE MEASUREMENTS [Text Block]

12. FAIR VALUE MEASUREMENTS

Effective July 1, 2008, we adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), which provides a framework for measuring fair value under GAAP. SFAS 157 defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. SFAS 157 requires that valuation techniques maximize the use of observable inputs and minimize the use of unobservable inputs. SFAS 157 also establishes a fair value hierarchy, which prioritizes the valuation inputs into three broad levels.

Financial assets and liabilities valued using level 1 inputs are based on unadjusted quoted market prices within active markets. Financial assets and liabilities valued using level 2 inputs are based primarily on quoted prices for similar assets or liabilities in active or inactive markets. For certain long-term debt, the fair value was based on present value techniques using inputs derived principally or corroborated from market data. Financial assets and liabilities using level 3 inputs were primarily valued using management’s assumptions about the assumptions market participants would utilize in pricing the asset or liability. Valuation techniques utilized to determine fair value are consistently applied.

The table below presents a reconciliation for liabilities measured at fair value on a recurring basis at June 30, 2010 and 2011:

	Fair Value Measurements
	Using
	Significant
	Unobservable Inputs (Level
	3)
	Derivative Liability
	June 30,	June 30,	September 30,
	2010	2011	2011
			(Unaudited)
Balance at July 1, 2009, 2010 and 2011	$2,380,816	$5,966,149	$1,664,575
Increase (Decrease) in Derivative and associated liabilities	356,566	(1,911,669)	(853,499)
Debt discounts	3,228,767	(2,389,905)	142,141
Balance at June 30, 2010 and 2011 & September 30, 2011	$5,966,149	$1,664,575	$953,218

Financial instruments are considered Level 3 when their values are determined using pricing models, discounted cash flow methodologies or similar techniques and at least one significant model assumption or input is input is unobservable. Level 3 financial instruments also include those for which the determination of fair value requires significant management judgment or estimation.

Some of the Company’s financial instruments are not measured at fair value on a recurring basis but are recorded at amounts that approximate fair value due to their liquid or short-term nature, such as cash and cash equivalents, receivables and payables.

We have determined that it is not practical to estimate the fair value of our notes payable because of their unique nature and the costs that would be incurred to obtain an independent valuation. We do not have comparable outstanding debt on which to base an estimated current borrowing rate or other discount rate for purposes of estimating the fair value of the notes payable and we have not been able to develop a valuation model that can be applied consistently in a cost efficient manner. These factors all contribute to the impracticability of estimating the fair value of the notes payable. At September 30, 2011, the carrying value of the notes payable and accrued interest for convertible agreements and officers’ notes was approximately $2.276 million. The JMJ convertible notes, which are due at various times through December 2012, yield an interest rate of 12%. Refer to Note 3 of these financial statements for more information about the Company’s notes payable.

SUBSEQUENT EVENTS	15 Months Ended
Sep. 30, 2011
SUBSEQUENT EVENTS [Text Block]

13. SUBSEQUENT EVENTS

On July 1, 2011, the Company filed an amendment to its Amended Certificate of Incorporation with the Secretary of State of New Jersey increasing its authorized shares of common stock to 6 billion shares.

On July 28, 2011, the Company announced that it entered into a letter of intent (LOI) to acquire Energy Innovative Products, Inc. (EIP), a developer of proprietary technologies for reducing energy usage in refrigeration and cooling systems, as well as equipment utilizing AC induction motors. EIP, based in Fairfield, NJ, uses patented and patent pending solutions to offer a series of products that control voltage and current used by compressor systems, including those in refrigeration decks, HVAC wall units, commercial refrigeration systems, and consumer equipment. The company, founded in 2008, believes its technology is uniquely positioned to capitalize on each of these multi-billion dollar market opportunities by allowing legacy systems to achieve Energy Star status as well as compliance with emerging standards by the United States Department of Energy (DOE) and other regulatory bodies. In the United States alone, there are several million legacy refrigerated vending machines used by major beverage companies. The Company, subject to further due diligence, believes that EIP’s solution is the only one certified for Energy Star status and able to deliver a significant reduction in power consumption by vending machines without reducing efficiency or cooling and without requiring a change-out in the unit’s refrigeration deck. Governmental and power company rebates are available to support the purchase of EIP’s products in several states. The terms of the deal include the issuance of common shares and warrants for an 81% stake in EIP. The transaction is expected to become a Definitive Agreement by the end of 2011 and close no later than January 31, 2011.

On August 12, 2011, the Company issued a $25,000 Convertible Note with a 6 month maturity convertible into 3,676,471 shares of common stock of the Company at a price of $.0068 per share plus a 5 year warrant to purchase at $.0068 per share an additional 3,676,471 shares of common stock of the Company pursuant to Rule 506 Regulation D of the Securities Act of 1933,as amended, in a Private Placement to one accredited investor. The Convertible Note pays interest at a rate of 1% per month. The Company is using $12,500 of the proceeds to fund a loan to EIP prior to the closing of an expected 81% interest in EIP and $12,500 as additional working capital for the Company.

On August 24, 2011 the Company issued 10,000,000 shares of its common stock to one Accredited Investor in a private placement pursuant to Rule 506 of Regulation D of the Securities Act of 1933, as amended, in a Private Placement. The Company received gross proceeds of $40,000 and paid a $4,000 placement fee to Eagle Advisers, Inc. The proceeds will be used as working capital by the Company.

On August 25, 2011, the Board of Directors awarded Messrs Ronald A. Durando, CEO, Gustave T. Dotoli, COO and Martin Smiley, EVP, 395,000,000, 295,000,000 and 295,000,000 restricted shares of common stock of the Company and awarded Messrs. Abraham Biderman and Victor Lawrence, as Directors 40,000,000 and 10 million restricted shares of common stock of the Company. In addition, previous 5 year option awards issued on September 18, 2008 to Messrs. Durando, Dotoli and Smiley were re-priced to $.0040 per share from $.05 per share covering 50,000,000 shares, 30,000,000 shares and 18,000,000 shares of common stock of the Company respectively. Additionally, the Board amended the conversion feature of officers loans discussed in Note 9, originally with a conversion price of $.0075 in April 2009, to a conversion price of $.0040.

On September 13, 2011, the Company entered into a second Forbearance Agreements with John Fife restructuring the investment. Under the terms of the Forbearance Agreement the agreed principal amount of the Convertible Note outstanding was $328,000 and the two additional promissory notes were cancelled. As of September 30, 2011, $47,200 of the outstanding balance has been converted into 10,000,000 shares of common stock leaving a remaining outstanding balance of $280,800. Based upon the price of the Company’s common stock price of $.0047 on September 30, 2011, the holder could convert into approximately 59,744,681 shares of the Company’s common stock.

The Convertible Note which originally scheduled to mature March 4, 2011was extended until June 30, 2012 pursuant to the Forbearance Agreement dated as of September 13, 2011. Increases in the principal amount of the convertible note are also be convertible into common stock of the Company at the option of the holder at a price equal to the dollar amount of the note being converted divided by 75% of the three lowest volume weighted average prices during the 20 day trading period immediately preceding the date of conversion.

On September 13, 2011, the Company issued a second Convertible Note to John Fife in a Private Placement pursuant to Section 4(2) of the Securities Act of 1933. The initial principal amount of the first funded tranche of the Convertible Note was $357,500 and the Company received cash proceeds of $300,000. A second tranche of the Convertible Note in the amount of $200,000 cash is funded upon the filing by the Company of a Registration Statement on Form S-1 with the Securities and Exchange Commission providing for the registration of 185,400,000 shares of common stock that may be converted into from time to time by the holder of the Convertible Note. The instrument is convertible into the Company’s common stock at 75% of the volume weight average price of the stock based upon the average of the three lowest trading days in the 20 day trading period immediately preceding such conversion. Absent an effective Registration Statement, the holder of the Convertible Note may not sell any common stock prior to 6 months from the date of funding of each of the respective tranches of such instrument under Rule 144 of the Securities Act of 1933.

From October 1, through November 4, 2011, the Company issued 59,700,000 shares of its common stock in connection with the conversion of $238,800 of the convertible debt arrangements and accrued interest thereon.

On July 28, 2011, the Company announced that it entered into a letter of intent (LOI) to acquire Energy Innovative Products, Inc. (EIP), a developer of proprietary technologies for reducing energy usage in refrigeration and cooling systems, as well as equipment utilizing AC induction motors. EIP, based in Fairfield, NJ, uses patented and patent pending solutions to offer a series of products that control voltage and current used by compressor systems, including those in refrigeration decks, HVAC wall units, commercial refrigeration systems, and consumer equipment. The Company has revised its estimate date to execute the terms of the deal include the issuance of common shares and warrants for an 81% stake in EIP. The transaction is expected to become a Definitive Agreement by the end of January 15, 2012 and close by February 1, 2012.